UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-07123

BNY Mellon Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	08/31
Date of reporting period:	02/28/2021

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Dynamic Value Fund

BNY Mellon Opportunistic Midcap Value Fund

BNY Mellon Opportunistic Small Cap Fund

BNY Mellon Structured Midcap Fund

BNY Mellon Technology Growth Fund

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon Dynamic Value Fund

SEMIANNUAL REPORT February 28, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2020 through February 28, 2021, as provided by Brian C. Ferguson, John C. Bailer and David S. Intoppa, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended February 28, 2021, BNY Mellon Dynamic Value Fund’s Class A shares produced a total return of 27.54%, Class C shares returned 27.05%, Class I shares returned 27.71% and Class Y shares returned 27.72%.1 The fund’s benchmark, the Russell 1000® Value Index (the “Index”), produced a total return of 19.15% for the same period.2

Stocks gained ground as government-mandated lockdowns were lifted, COVID-19 vaccines were approved, and the global economy continued to recover. The fund outperformed the Index, primarily due to favorable security selections in the materials, information technology and financial sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks. The fund may invest up to 30% of its assets in foreign securities. We identify potential investments through extensive quantitative and fundamental research. We focus on individual stock selection (a “bottom-up” approach), emphasizing three key factors: value, sound business fundamentals and positive business momentum.

Stocks Continued to Rebound

During the reporting period, the economy continued to show signs of recovery as government-mandated lockdowns were eased and COVID-19 vaccines were approved. Retail sales rebounded and the outlook for manufacturing also improved dramatically. Job creation surged, beating economists’ expectations, and unemployment dropped sharply.

Markets continued to rebound as hope for a COVID-19 vaccine took hold. Technology and other growth stocks performed well, benefiting from trends, such as e-commerce and working from home, that accelerated during the pandemic.

With the approval of multiple COVID-19 vaccines late in 2020, performance in the market broadened, and more cyclically-oriented stocks began to perform better. Returns were supported by interest rates, which remained low, while the stimulus package approved by Congress continued to bolster consumers, small businesses and the economy generally.

As the prospect of the end of the pandemic became more likely, businesses became more confident and increased their capital spending. In addition, inventory shortages began to appear, providing another catalyst to economic growth. Investors began to take more notice of value-oriented stocks toward the end of the reporting period, but growth-oriented stocks continued to perform positively.

Growth stocks performed well throughout the period, but rising long-term interest rates late in the period produced some volatility. A pullback occurred among some growth-oriented stocks that had elevated valuations, while value-oriented stocks began to lead the market.

Performance Helped by Stock Selections

The fund’s outperformance versus the Index was helped by stock selections in all but one sector. Selections in the materials, information technology and financial sectors were the primary contributors. In the materials sector, the fund’s position in Freeport McMoRan, a mining company, rose 117% on strong demand for copper. In addition, shares of CF Industries Holdings, a fertilizer company, rose 41% as the economy continued to recover late in the reporting period. In the information technology sector, semiconductor companies Applied Materials and NXP Semiconductors rose 93% and 46%, respectively, on strong demand. In the financial sector, the fund’s large overweight position was

2

advantageous, as were holdings of The Goldman Sachs Group and Morgan Stanley, which climbed 57% and 49%, respectively. Both companies benefited from market volatility and from rising interest rates. Capital One Financial, a consumer finance company, also performed well, benefiting from federal COVID-19 relief programs.

On a less positive note, stock selections in the industrial sector detracted from performance. Defense contractors, in particular, lagged during the reporting period, and the primary detractor was Northrop Grumman. Shares were hindered by investor concerns that defense spending could decline under the Biden administration.

Value Stocks Appear Relatively Attractive

The fund engaged in repositioning during the reporting period, adding to the energy and financial sectors. The fund also reduced its holdings in the consumer discretionary and information technology sectors.

We remain optimistic about the prospects for cyclical, income-oriented stocks. We believe that the extraordinary amount of fiscal stimulus that is in the works will benefit the economy and more cyclical, value-oriented stocks, while rising interest rates will continue to hinder “bond proxy” stocks and growth-oriented stocks that have elevated valuations. In 2021, we believe that cyclical stocks, which experienced depressed earnings in 2020, should be well-positioned for a strong earnings recovery.

March 15, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2021, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies that are considered more value-oriented relative to the overall market, as defined by Russell’s leading style methodology. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included, and that the represented companies continue to reflect value characteristics. Investors cannot invest directly in any index.

Equities are subject to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

The securities discussed should not be considered recommendations to buy or sell a particular security.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Dynamic Value Fund from September 1, 2020 to February 28, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$5.25	$9.46	$3.84	$3.67
Ending value (after expenses)	$1,275.40	$1,270.50	$1,277.10	$1,277.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$4.66	$8.40	$3.41	$3.26
Ending value (after expenses)	$1,020.18	$1,016.46	$1,021.42	$1,021.57

†  Expenses are equal to the fund’s annualized expense ratio of .93% for Class A, 1.68% for Class C, .68% for Class I and .65% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
February 28, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Automobiles & Components - 1.4%
General Motors	398,285	[a]	20,443,969
Banks - 8.5%
Bank of America	680,649		23,625,327
Essent Group	204,551		8,433,638
JPMorgan Chase & Co.	436,639		64,260,162
Truist Financial	266,716		15,192,143
Wells Fargo & Co.	338,430		12,241,013
			123,752,283
Capital Goods - 9.1%
Carrier Global	380,955		13,916,286
Eaton	253,942		33,060,709
Hubbell	85,093		15,104,858
Ingersoll Rand	353,335	[a]	16,373,544
L3Harris Technologies	65,637		11,940,027
Northrop Grumman	25,084		7,315,999
Quanta Services	179,120		15,019,212
The Boeing Company	51,453	[a]	10,908,551
Trane Technologies	64,259		9,847,049
			133,486,235
Consumer Durables & Apparel - .7%
VF	129,875		10,277,009
Consumer Services - 1.9%
Las Vegas Sands	444,339	[a]	27,815,621
Diversified Financials - 16.1%
Ally Financial	413,437		17,157,635
Ameriprise Financial	75,373		16,675,523
Berkshire Hathaway, Cl. B	148,121	[a]	35,624,582
Capital One Financial	278,301		33,448,997
LPL Financial Holdings	112,093		14,744,713
Morgan Stanley	486,681		37,411,168
The Charles Schwab	178,151		10,995,480
The Goldman Sachs Group	115,744		36,977,893
Voya Financial	526,629	[b]	31,745,196
			234,781,187
Energy - 7.2%
ConocoPhillips	308,036		16,020,952
EQT	430,188	[a]	7,653,045
Exxon Mobil	340,045		18,488,247
Hess	317,117		20,780,677
Marathon Petroleum	612,411		33,449,889

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Energy - 7.2% (continued)
Valero Energy	114,717		8,830,915
			105,223,725
Food, Beverage & Tobacco - 3.2%
Mondelez International, Cl. A	277,742		14,764,765
PepsiCo	111,504		14,405,202
Philip Morris International	208,171		17,490,527
			46,660,494
Health Care Equipment & Services - 10.3%
Abbott Laboratories	83,851		10,043,673
Alcon	190,367	[a]	13,021,103
Becton Dickinson & Co.	77,454		18,678,032
Centene	188,520	[a]	11,035,961
CVS Health	90,154		6,142,192
Danaher	72,497		15,925,416
HCA Healthcare	58,019		9,981,009
Laboratory Corp. of America Holdings	42,004	[a]	10,077,180
McKesson	37,722		6,394,633
Medtronic	335,626		39,258,173
Zimmer Biomet Holdings	66,185		10,792,126
			151,349,498
Insurance - 4.9%
Assurant	223,583		27,549,897
Chubb	214,926		34,942,669
Reinsurance Group of America	72,666		8,881,965
			71,374,531
Materials - 6.6%
CF Industries Holdings	643,504		29,137,861
Freeport-McMoRan	815,137	[a]	27,641,296
Newmont	195,030		10,605,731
The Mosaic Company	240,356		7,066,466
Vulcan Materials	132,295		22,091,942
			96,543,296
Media & Entertainment - 3.1%
Alphabet, Cl. A	22,233	[a]	44,953,125
Pharmaceuticals Biotechnology & Life Sciences - 4.4%
AbbVie	112,008		12,067,742
Biogen	26,234	[a]	7,158,734
Elanco Animal Health	395,654	[a]	13,001,190
Eli Lilly & Co.	124,415		25,491,389
United Therapeutics	42,131	[a]	7,043,461
			64,762,516
Real Estate - 1.0%
Weyerhaeuser	416,804	[c]	14,117,152

6

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Retailing - 1.0%
Booking Holdings	6,545	[a]	15,240,098
Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials	183,749		21,717,294
Microchip Technology	46,508	[b]	7,098,516
Micron Technology	214,958	[a]	19,675,106
NXP Semiconductors	37,700		6,882,135
Qualcomm	101,771		13,860,192
			69,233,243
Software & Services - 1.9%
Cloudera	945,543	[a,b]	15,261,064
Proofpoint	100,518	[a]	12,154,637
			27,415,701
Technology Hardware & Equipment - 2.8%
Corning	484,556		18,529,421
Dolby Laboratories, Cl. A	111,536		10,889,260
Zebra Technologies, Cl. A	22,717	[a]	11,345,551
			40,764,232
Telecommunication Services - .5%
Vodafone Group, ADR	389,445	[b]	6,690,665
Transportation - 2.4%
FedEx	40,973		10,427,629
Union Pacific	119,553		24,623,136
			35,050,765
Utilities - 6.6%
Clearway Energy, Cl. C	214,842		5,899,561
Exelon	786,850		30,372,410
NextEra Energy Partners	220,703		16,031,866
PPL	1,089,405		28,531,517
The AES	602,331		15,997,911
			96,833,265
Total Common Stocks (cost $1,067,864,948)			1,436,768,610

Exchange-Traded Funds - 1.3%
Registered Investment Companies - 1.3%
iShares Russell 1000 Value ETF (cost $18,611,173)	127,062		18,241,021

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $9,541,600)	0.07	9,541,600	[d]	9,541,600

Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $32,715,465)	0.03	32,715,465	[d]	32,715,465
Total Investments (cost $1,128,733,186)		102.5%		1,497,266,696
Liabilities, Less Cash and Receivables		(2.5%)		(35,960,557)
Net Assets		100.0%		1,461,306,139

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

aNon-income producing security.

bSecurity, or portion thereof, on loan. At February 28, 2021, the value of the fund’s securities on loan was $59,329,721 and the value of the collateral was $69,007,997, consisting of cash collateral of $32,715,465 and U.S. Government & Agency securities valued at $36,292,532.

cInvestment in real estate investment trust within the United States.

dInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Financials	29.4
Health Care	14.8
Industrials	11.5
Information Technology	9.4
Energy	7.2
Utilities	6.6
Materials	6.6
Consumer Discretionary	5.1
Investment Companies	4.2
Communication Services	3.5
Consumer Staples	3.2
Real Estate	1.0
102.5

† Based on net assets.

See notes to financial statements.

8

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/31/20 ($)	Purchases ($)†	Sales ($)	Value 2/28/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	-	119,202,913	(109,661,313)	9,541,600.7		939
Investment of Cash Collateral for Securities Loaned:††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	20,489,252	12,329,559	(32,818,811)	-	-	5,114†††
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	-	37,517,490	(4,802,025)	32,715,465	2.2	10,529†††
Total	20,489,252	169,049,962	(147,282,149)	42,257,065	2.9	16,582

† Includes reinvested dividends/distributions.
†† Effective November 9, 2020, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares.
††† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $59,329,721)—Note 1(c):
Unaffiliated issuers	1,086,476,121	1,455,009,631
Affiliated issuers	42,257,065	42,257,065
Receivable for investment securities sold		9,476,201
Dividends and securities lending income receivable		2,105,152
Receivable for shares of Common Stock subscribed		1,065,663
Prepaid expenses		39,626
		1,509,953,338
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		838,345
Liability for securities on loan—Note 1(c)		32,715,465
Payable for investment securities purchased		13,882,666
Payable for shares of Common Stock redeemed		972,237
Directors’ fees and expenses payable		36,084
Interest payable—Note 2		108
Other accrued expenses		202,294
		48,647,199
Net Assets ($)		1,461,306,139
Composition of Net Assets ($):
Paid-in capital		1,037,227,935
Total distributable earnings (loss)		424,078,204
Net Assets ($)		1,461,306,139

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	781,817,660	6,654,772	406,863,039	265,970,668
Shares Outstanding	18,913,742	175,175	9,795,558	6,416,366
Net Asset Value Per Share ($)	41.34	37.99	41.54	41.45

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $14,033 foreign taxes withheld at source):
Unaffiliated issuers	11,627,431
Affiliated issuers	939
Income from securities lending—Note 1(c)	15,643
Total Income	11,644,013
Expenses:
Management fee—Note 3(a)	3,892,194
Shareholder servicing costs—Note 3(c)	1,281,797
Professional fees	54,825
Directors’ fees and expenses—Note 3(d)	48,339
Registration fees	36,439
Prospectus and shareholders’ reports	34,753
Distribution fees—Note 3(b)	31,791
Loan commitment fees—Note 2	28,957
Custodian fees—Note 3(c)	14,506
Chief Compliance Officer fees—Note 3(c)	7,299
Interest expense—Note 2	1,082
Miscellaneous	24,864
Total Expenses	5,456,846
Less—reduction in expenses due to undertaking—Note 3(a)	(161,068)
Net Expenses	5,295,778
Investment Income—Net	6,348,235
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	84,177,888
Net change in unrealized appreciation (depreciation) on investments	231,108,882
Net Realized and Unrealized Gain (Loss) on Investments	315,286,770
Net Increase in Net Assets Resulting from Operations	321,635,005

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations ($):
Investment income—net	6,348,235	20,060,398
Net realized gain (loss) on investments	84,177,888	34,853,067
Net change in unrealized appreciation (depreciation) on investments	231,108,882	(69,024,430)
Net Increase (Decrease) in Net Assets Resulting from Operations	321,635,005	(14,110,965)
Distributions ($):
Distributions to shareholders:
Class A	(19,041,891)	(25,395,218)
Class C	(200,903)	(440,390)
Class I	(10,550,171)	(16,654,035)
Class Y	(7,275,644)	(8,883,603)
Total Distributions	(37,068,609)	(51,373,246)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	18,865,001	23,294,794
Class C	209,446	692,588
Class I	41,509,715	98,524,788
Class Y	39,030,621	41,059,106
Distributions reinvested:
Class A	17,758,659	23,607,957
Class C	181,276	334,420
Class I	9,954,922	15,707,496
Class Y	3,943,365	5,418,388
Cost of shares redeemed:
Class A	(57,027,997)	(96,480,564)
Class C	(4,893,710)	(7,613,430)
Class I	(65,392,937)	(196,500,842)
Class Y	(32,724,547)	(74,590,633)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(28,586,186)	(166,545,932)
Total Increase (Decrease) in Net Assets	255,980,210	(232,030,143)
Net Assets ($):
Beginning of Period	1,205,325,929	1,437,356,072
End of Period	1,461,306,139	1,205,325,929

12

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	491,072	713,315
Shares issued for distributions reinvested	474,450	651,629
Shares redeemed	(1,540,748)	(2,915,370)
Net Increase (Decrease) in Shares Outstanding	(575,226)	(1,550,426)
Class Cb
Shares sold	5,727	21,874
Shares issued for distributions reinvested	5,260	9,995
Shares redeemed	(142,322)	(247,262)
Net Increase (Decrease) in Shares Outstanding	(131,335)	(215,393)
Class Ia
Shares sold	1,076,925	3,063,057
Shares issued for distributions reinvested	264,829	431,877
Shares redeemed	(1,779,801)	(6,262,171)
Net Increase (Decrease) in Shares Outstanding	(438,047)	(2,767,237)
Class Ya
Shares sold	1,057,793	1,400,714
Shares issued for distributions reinvested	105,128	149,267
Shares redeemed	(879,493)	(2,329,883)
Net Increase (Decrease) in Shares Outstanding	283,428	(779,902)

[a] During the period ended February 28, 2021, 2,071 Class Y shares representing $78,874 were exchanged for 2,081 Class A shares and 11,035 Class Y shares representing $406,142 were exchanged for 11,015 Class I shares. During the period ended August 31, 2020, 32,083 Class Y shares representing $1,118,637 were exchanged for 32,028 Class I shares, 8,359 Class A shares representing $258,938 were exchanged for 8,318 Class I shares, and 1,512 Class A shares representing $54,664 were exchanged for 1,506 Class Y shares.

[b] During the period ended February 28, 2021, 2,383 Class C shares representing $85,033 were automatically converted to 2,191 Class A shares and during the period ended August 31, 2020, 3,386 Class C shares representing $103,287 were automatically converted to 3,116 Class A shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended		Year Ended August 31,
February 28, 2021
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	33.28	34.61	42.18	40.12	36.08	38.49
Investment Operations:
Investment income—net[a]	.16	.47	.57	.49	.37	.50
Net realized and unrealized gain (loss) on investments	8.90	(.56)	(2.67)	5.86	4.72	2.41
Total from Investment Operations	9.06	(.09)	(2.10)	6.35	5.09	2.91
Distributions:
Dividends from investment income—net	(.22)	(.57)	(.63)	(.39)	(.49)	(.39)
Dividends from net realized gain on investments	(.78)	(.67)	(4.84)	(3.90)	(.56)	(4.93)
Total Distributions	(1.00)	(1.24)	(5.47)	(4.29)	(1.05)	(5.32)
Net asset value, end of period	41.34	33.28	34.61	42.18	40.12	36.08
Total Return (%)[b]	27.54[c]	(.55)	(4.40)	16.68	14.26	8.26
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	.97	.96	.95	1.07	1.12
Ratio of net expenses to average net assets	.93[d]	.93	.93	.93	.97	.98
Ratio of net investment income to average net assets	.86[d]	1.42	1.58	1.19	.95	1.42
Portfolio Turnover Rate	52.04[c]	103.12	97.03	105.82	96.39	80.82
Net Assets, end of period ($ x 1,000)	781,818	648,545	728,146	856,213	818,085	842,532

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

Six Months Ended
February 28, 2021		Year Ended August 31,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	30.58	31.84	39.20	37.52	33.81	36.35
Investment Operations:
Investment income—net[a]	.01	.20	.27	.17	.07	.22
Net realized and unrealized gain (loss) on investments	8.18	(.53)	(2.48)	5.48	4.42	2.26
Total from Investment Operations	8.19	(.33)	(2.21)	5.65	4.49	2.48
Distributions:
Dividends from investment income—net	-	(.26)	(.31)	(.07)	(.22)	(.09)
Dividends from net realized gain on investments	(.78)	(.67)	(4.84)	(3.90)	(.56)	(4.93)
Total Distributions	(.78)	(.93)	(5.15)	(3.97)	(.78)	(5.02)
Net asset value, end of period	37.99	30.58	31.84	39.20	37.52	33.81
Total Return (%)[b]	27.05[c]	(1.29)	(5.12)	15.86	13.39	7.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.74[d]	1.73	1.71	1.71	1.84	1.89
Ratio of net expenses to average net assets	1.68[d]	1.68	1.68	1.68	1.72	1.73
Ratio of net investment income to average net assets	.08[d]	.66	.83	.45	.20	.67
Portfolio Turnover Rate	52.04[c]	103.12	97.03	105.82	96.39	80.82
Net Assets, end of period ($ x 1,000)	6,655	9,372	16,615	29,482	42,611	47,696

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2021		Year Ended August 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	33.47	34.80	42.33	40.25	36.16	38.58
Investment Operations:
Investment income—net[a]	.20	.56	.66	.59	.48	.58
Net realized and unrealized gain (loss) on investments	8.96	(.56)	(2.68)	5.88	4.73	2.42
Total from Investment Operations	9.16	(.00)[b]	(2.02)	6.47	5.21	3.00
Distributions:
Dividends from investment income—net	(.31)	(.66)	(.67)	(.49)	(.56)	(.49)
Dividends from net realized gain on investments	(.78)	(.67)	(4.84)	(3.90)	(.56)	(4.93)
Total Distributions	(1.09)	(1.33)	(5.51)	(4.39)	(1.12)	(5.42)
Net asset value, end of period	41.54	33.47	34.80	42.33	40.25	36.16
Total Return (%)	27.71[c]	(.30)	(4.16)	16.99	14.58	8.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[d]	.71	.71	.72	.84	.89
Ratio of net expenses to average net assets	.68[d]	.68	.68	.68	.72	.73
Ratio of net investment income to average net assets	1.11[d]	1.67	1.83	1.44	1.21	1.67
Portfolio Turnover Rate	52.04[c]	103.12	97.03	105.82	96.39	80.82
Net Assets, end of period ($ x 1,000)	406,863	342,508	452,432	510,020	751,934	509,485

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

16

Six Months Ended
February 28, 2021		Year Ended August 31,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	33.41	34.74	42.35	40.25	36.16	38.58
Investment Operations:
Investment income—net[a]	.21	.57	.67	.62	.48	.59
Net realized and unrealized gain (loss) on investments	8.93	(.56)	(2.68)	5.87	4.73	2.41
Total from Investment Operations	9.14	.01	(2.01)	6.49	5.21	3.00
Distributions:
Dividends from investment income—net	(.32)	(.67)	(.76)	(.49)	(.56)	(.49)
Dividends from net realized gain on investments	(.78)	(.67)	(4.84)	(3.90)	(.56)	(4.93)
Total Distributions	(1.10)	(1.34)	(5.60)	(4.39)	(1.12)	(5.42)
Net asset value, end of period	41.45	33.41	34.74	42.35	40.25	36.16
Total Return (%)	27.72[b]	(.27)	(4.13)	17.05	14.58	8.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65[c]	.65	.65	.64	.75	.79
Ratio of net expenses to average net assets	.65[c]	.65	.65	.64	.71	.73
Ratio of net investment income to average net assets	1.15[c]	1.70	1.84	1.50	1.22	1.67
Portfolio Turnover Rate	52.04[b]	103.12	97.03	105.82	96.39	80.82
Net Assets, end of period ($ x 1,000)	265,971	204,901	240,163	529,206	177,876	179,629

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Dynamic Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On February 10, 2021, BNY Mellon Investment Management announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”), portfolio managers responsible for managing the fund’s investments who are employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, will become employees of Newton Investment Management North America, LLC (“Newton”), which, like Mellon, will be an affiliate of the Adviser, and will no longer be employees of Mellon. Consequently, effective as of the Effective Date and subject to the approval of the Company’s Board of Directors (the “Board”), the Adviser will engage Newton to serve as the fund’s sub-adviser, pursuant to a sub-investment advisory agreement between the Adviser and Newton. As the fund’s sub-adviser, Newton will provide the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. It is currently anticipated that the fund’s portfolio managers who are responsible for the day-to-day management of the fund’s investments will continue to manage the fund’s investments as of the Effective Date. It is also currently anticipated that there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increase in the management fee payable by the fund as a result of the engagement of Newton as the fund’s sub-adviser. The Adviser (and not the fund) will pay Newton for its sub-advisory services.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized), and Class Y (150 million shares authorized). Class A shares generally are subject to a sales charge imposed

18

at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American

20

Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	1,436,768,610	-	-	1,436,768,610
Exchange-Traded Funds	18,241,021	-	-	18,241,021
Investment Companies	42,257,065	-	-	42,257,065

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2021, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2021, The Bank of New York Mellon earned $2,277 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different

22

country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2020 was as follows: ordinary income $28,709,302 and long-term capital gains $22,663,944. The tax character of current year distributions will be determined at the end of the current fiscal year.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended February 28, 2021 was approximately $176,243 with a related weighted average annualized interest rate of 1.24%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2020 through December 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .68% of the value of the fund’s average daily net assets. On or after December 31, 2021, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking amounted to $161,068 during the period ended February 28, 2021.

During the period ended February 28, 2021, the Distributor retained $3,321 from commissions earned on sales of the fund’s Class A shares and $52 from CDSC fees on redemptions of the fund’s Class C shares.

24

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2021, Class C shares were charged $31,791 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2021, Class A and Class C shares were charged $870,521 and $10,597, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2021, the fund was charged $87,832 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended February 28, 2021, the fund was charged $14,506 pursuant to the custody agreement.

During the period ended February 28, 2021, the fund was charged $7,299 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $668,191, Distribution Plan fees of $3,873, Shareholder Services Plan fees of $150,067, custodian fees of $10,267, Chief Compliance Officer fees of $2,621 and transfer agency fees of $33,285, which are offset against an expense reimbursement currently in effect in the amount of $29,959.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2021, amounted to $668,196,213 and $732,587,025, respectively.

At February 28, 2021, accumulated net unrealized appreciation on investments was $368,533,510, consisting of $380,902,151 gross unrealized appreciation and $12,368,641 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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For More Information

BNY Mellon Dynamic Value Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A:DAGVX Class C:DCGVX Class I:DRGVX Class Y:DRGYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0257SA0221

BNY Mellon Opportunistic Midcap Value Fund

SEMIANNUAL REPORT February 28, 2021

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2020 through February 28, 2021, as provided by R. Patrick Kent, lead portfolio manager, and James Boyd, portfolio manager.

Market and Fund Performance Overview

For the six-month period ended February 28, 2021, BNY Mellon Opportunistic Midcap Value Fund’s Class A shares produced a total return of 25.13%, Class C shares returned 24.63%, Class I shares returned 25.25% and Class Y shares returned 25.34%.1 In comparison, the fund’s benchmark, the Russell Midcap® Value Index (the “Index”), produced a 26.53% total return for the same period.2

Mid-cap stocks gained ground over the reporting period as government-mandated lockdowns were lifted, and the economy continued to recover. The fund lagged the Index due to unfavorable asset allocation and security selection.

The Fund’s Investment Approach

The fund seeks to surpass the performance of the Index. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-cap companies. The fund currently considers mid-cap companies to be those with market capitalizations, at the time of purchase, within the market capitalization range of companies comprising the Index. As of November 30, 2020, the market capitalizations of the largest and smallest companies included in the index were approximately $48 billion and $654 million, respectively, and the weighted average and median market capitalizations of the index were approximately $17 billion and $8 billion, respectively.

The fund’s portfolio managers identify potential investments through extensive fundamental and quantitative research. The fund focuses on individual stock selection (a “bottom-up” approach), emphasizing three key factors: relative value, business health and business momentum.

The fund’s portfolio managers use an opportunistic value approach to identify stocks whose current market prices trade at a large discount to their intrinsic value, as calculated by the portfolio managers. The opportunistic value style attempts to benefit from valuation inefficiencies and underappreciated, fundamental prospects present in the marketplace. The portfolio managers use mid-cycle estimates, growth prospects, the identification of a revaluation catalyst and competitive advantages as some of the factors in the valuation assessment.

Stocks Continued to Rebound

During the reporting period, the economy continued to show signs of recovery as government-mandated lockdowns were eased, and COVID-19 vaccines were approved. Retail sales rebounded, and the outlook for manufacturing also improved dramatically. Job creation surged, beating economists’ expectations, and unemployment dropped sharply. Technology and other growth stocks performed particularly well, benefiting from trends, such as e-commerce and working from home, that accelerated during the pandemic.

With the approval of multiple COVID-19 vaccines late in November 2020, performance in the market broadened, and more cyclically oriented stocks began to perform better. Returns were supported by interest rates, which remained low, while the stimulus package approved by Congress continued to bolster consumers, small businesses and the economy generally.

As the prospect of the end of the pandemic became more likely, businesses became more confident and increased their capital spending. In addition, inventory shortages began to appear, providing another catalyst to economic growth. Investors began to take more notice of value-oriented stocks toward the end of the reporting period, but growth-oriented stocks continued to perform positively.

2

Asset Allocation and Security Selection Hampered Performance

The fund underperformed the Index over the reporting period as a result of unfavorable asset allocation and security selection. The primary asset allocation decision that detracted from performance was an overweight position in the health care sector, which lagged the Index. In addition, certain shares that had performed well early in 2020 lagged in this reporting period as the prospects of a reopening economy failed to provide much support. These included shares of Clarivate, a provider of data related to intellectual property, and shares of Digital Realty Trust, a data center real estate investment trust. In addition, a position in Newmont, a gold mining company, detracted as weak gold prices weighed on the stock’s price.

On a more positive note, an overweight position in the information technology sector contributed positively to performance, as did an underweight position in the utilities sector, which lagged the Index. Stock selections in the information technology sector also were advantageous. These included Nuance Communications, a voice recognition company, and Slack Technologies, which was acquired by Salesforce. Selections in the consumer finance industry, including Capital One Financial and TCF Financial, were beneficial, and these stocks performed well when COVID-19 vaccine approvals were announced and also due to better-than-expected write-downs of consumer loans. In the semiconductor industry, ON Semiconductor, which supplies the auto industry, performed well, while in the materials sector, Freeport McMoRan, a copper mining company, was supported by higher copper prices.

Seeking Value in Certain Sectors

The fund continues to pivot toward companies that are likely to benefit from the full reopening of the global economy that is expected in 2021. Fiscal and monetary policy remains supportive of markets, but with higher inflation possible, rising interest rates bear watching. The fund will continue to look for stocks that offer discounts to their intrinsic value and are likely to perform well over a 12- to 18-month period. These include stocks in cyclical industries as well as in industries that have been especially hard-hit by the pandemic.

March 15, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN.Investors should note that the fund’s short-term performance is highly unusual, in part to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies that are considered more value-oriented relative to the overall market, as defined by Russell’s leading style methodology. The Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

Small and midsized company stocks tend to be more volatile and less liquid than larger company stocks as these companies are less established and have more volatile earnings histories. A significant overweight or underweight of companies, industries, or market sectors could cause performance to be more or less sensitive to developments affecting those sectors.

The securities discussed should not be considered recommendations to buy or sell a particular security.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Opportunistic Midcap Value Fund from September 1, 2020 to February 28, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$6.42	$10.92	$5.36	$4.69
Ending value (after expenses)	$1,251.30	$1,246.30	$1,252.50	$1,253.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$5.76	$9.79	$4.81	$4.21
Ending value (after expenses)	$1,019.09	$1,015.08	$1,020.03	$1,020.63

†  Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.96% for Class C, .96% for Class I and .84% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
February 28, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.2%
Automobiles & Components - 1.2%
Thor Industries	52,076	[a]	6,096,017
Banks - 4.0%
Popular	155,541		10,393,250
TCF Financial	224,811		10,076,029
			20,469,279
Capital Goods - 3.7%
CNH Industrial	711,778	[b]	10,562,785
Quanta Services	99,591		8,350,705
			18,913,490
Commercial & Professional Services - 3.3%
Clarivate	378,154	[b]	8,603,003
Ritchie Bros Auctioneers	145,375		7,896,770
			16,499,773
Consumer Durables & Apparel - 4.5%
Hasbro	92,816		8,697,787
Newell Brands	232,062		5,376,877
Skechers USA, CI. A	241,015	[b]	8,821,149
			22,895,813
Consumer Services - 3.3%
Aramark	237,851		8,829,029
Norwegian Cruise Line Holdings	268,511	[a,b]	7,937,185
			16,766,214
Diversified Financials - 7.6%
Ares Management, Cl. A	124,962		6,495,525
Capital One Financial	108,551		13,046,745
LPL Financial Holdings	57,496		7,563,024
Voya Financial	188,139	[a]	11,341,019
			38,446,313
Energy - 4.4%
Cabot Oil & Gas	386,150	[a]	7,147,636
Pioneer Natural Resources	56,829		8,443,085
Valero Energy	83,897		6,458,391
			22,049,112
Food, Beverage & Tobacco - 1.6%
Conagra Brands	241,521		8,194,808
Health Care Equipment & Services - 7.8%
Alcon	116,377	[a,b]	7,960,187
Centene	98,199	[b]	5,748,569
Encompass Health	61,156		4,919,389
Laboratory Corp. of America Holdings	33,423	[b]	8,018,512

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.2% (continued)
Health Care Equipment & Services - 7.8% (continued)
Zimmer Biomet Holdings	78,113		12,737,106
			39,383,763
Insurance - 3.0%
Arch Capital Group	171,034	[b]	6,126,438
Reinsurance Group of America	75,892		9,276,279
			15,402,717
Materials - 10.5%
Crown Holdings	65,107		6,221,625
Eagle Materials	57,047	[b]	7,152,553
Freeport-McMoRan	342,227	[b]	11,604,918
Louisiana-Pacific	148,482		7,069,228
Newmont	159,744		8,686,879
The Mosaic Company	414,234		12,178,480
			52,913,683
Media & Entertainment - 4.1%
Activision Blizzard	125,055		11,956,509
Zillow Group, Cl. C	52,826	[b]	8,522,419
			20,478,928
Pharmaceuticals Biotechnology & Life Sciences - 6.9%
Elanco Animal Health	249,624	[b]	8,202,645
Neurocrine Biosciences	69,903	[b]	7,655,078
Sarepta Therapeutics	36,400	[a,b]	3,168,984
Syneos Health	126,682	[b]	9,798,853
Viatris	396,771	[b]	5,892,049
			34,717,609
Real Estate - 6.2%
Alexandria Real Estate Equities	41,810	[c]	6,676,639
CBRE Group, Cl. A	107,330	[b]	8,132,394
Digital Realty Trust	60,625	[a,c]	8,168,006
Equity Residential	125,854	[c]	8,232,110
			31,209,149
Retailing - 3.7%
Dollar General	46,842		8,852,670
Expedia Group	61,497	[b]	9,901,017
			18,753,687
Semiconductors & Semiconductor Equipment - 4.5%
First Solar	47,623	[a,b]	3,858,415
ON Semiconductor	241,039	[a,b]	9,706,640
Skyworks Solutions	50,664		9,009,072
			22,574,127
Software & Services - 8.5%
Euronet Worldwide	73,639	[b]	11,068,678
Global Payments	46,548		9,216,038

6

Description		Shares		Value ($)
Common Stocks - 97.2% (continued)
Software & Services - 8.5% (continued)
Nuance Communications		353,870	[a,b]	15,782,602
Proofpoint		55,802	[b]	6,747,578
				42,814,896
Technology Hardware & Equipment - 2.2%
Western Digital		159,033	[b]	10,898,531
Transportation - 1.8%
Lyft, Cl. A		167,759	[b]	9,344,176
Utilities - 4.4%
Edison International		131,456		7,097,309
Exelon		184,715		7,129,999
PPL		299,636		7,847,467
				22,074,775
Total Common Stocks (cost $364,902,768)				490,896,860
	1-Day Yield (%)
Investment Companies - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $12,451,836)	0.07	12,451,836	[d]	12,451,836

Investment of Cash Collateral for Securities Loaned - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $9,635,105)	0.03	9,635,105	[d]	9,635,105
Total Investments (cost $386,989,709)		101.6%		512,983,801
Liabilities, Less Cash and Receivables		(1.6%)		(7,883,385)
Net Assets		100.0%		505,100,416

aSecurity, or portion thereof, on loan. At February 28, 2021, the value of the fund’s securities on loan was $62,638,359 and the value of the collateral was $63,466,625, consisting of cash collateral of $9,635,105 and U.S. Government & Agency securities valued at $53,831,520.

bNon-income producing security.

cInvestment in real estate investment trust within the United States.

dInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	15.1
Financials	14.7
Health Care	14.7
Consumer Discretionary	12.8
Materials	10.5
Industrials	8.8
Real Estate	6.2
Investment Companies	4.4
Utilities	4.4
Energy	4.4
Communication Services	4.0
Consumer Staples	1.6
101.6

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/31/20 ($)	Purchases ($)†	Sales ($)	Value 2/28/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies:
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Class	7,687,707	76,477,417	(71,713,288)	12,451,836	2.5	3,907
Investment of Cash Collateral for Securities Loaned:††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	11,305,965	24,555,592	(35,861,557)	-	-	8,364†††
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	-	35,024,850	(25,389,745)	9,635,105	1.9	19,241†††
Total	18,993,672	136,057,859	(132,964,589)	22,086,941	4.4	31,512

† Includes reinvested dividends/distributions.

†† Effective November 9, 2020, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares.

††† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

9

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $62,638,359)—Note 1(c):
Unaffiliated issuers	364,902,768	490,896,860
Affiliated issuers	22,086,941	22,086,941
Cash		514,753
Receivable for investment securities sold		2,583,160
Dividends and securities lending income receivable		514,441
Receivable for shares of Common Stock subscribed		182,295
Prepaid expenses		31,651
		516,810,101
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		390,891
Liability for securities on loan—Note 1(c)		9,635,105
Payable for investment securities purchased		1,122,125
Payable for shares of Common Stock redeemed		415,682
Directors’ fees and expenses payable		11,279
Other accrued expenses		134,603
		11,709,685
Net Assets ($)		505,100,416
Composition of Net Assets ($):
Paid-in capital		376,280,411
Total distributable earnings (loss)		128,820,005
Net Assets ($)		505,100,416

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	338,261,296	17,112,335	143,964,433	5,762,352
Shares Outstanding	10,113,687	624,963	4,325,921	173,012
Net Asset Value Per Share ($)	33.45	27.38	33.28	33.31

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $15,472 foreign taxes withheld at source):
Unaffiliated issuers	2,743,546
Affiliated issuers	3,907
Income from securities lending—Note 1(c)	27,605
Interest	2,001
Total Income	2,777,059
Expenses:
Management fee—Note 3(a)	1,722,288
Shareholder servicing costs—Note 3(c)	624,556
Distribution fees—Note 3(b)	67,683
Professional fees	53,266
Registration fees	33,727
Prospectus and shareholders’ reports	26,356
Directors’ fees and expenses—Note 3(d)	17,368
Loan commitment fees—Note 2	10,032
Chief Compliance Officer fees—Note 3(c)	7,299
Custodian fees—Note 3(c)	5,845
Miscellaneous	12,505
Total Expenses	2,580,925
Investment Income—Net	196,134
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	38,989,475
Net change in unrealized appreciation (depreciation) on investments	65,288,826
Net Realized and Unrealized Gain (Loss) on Investments	104,278,301
Net Increase in Net Assets Resulting from Operations	104,474,435

See notes to financial statements.

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations ($):
Investment income—net	196,134	769,249
Net realized gain (loss) on investments	38,989,475	13,720,130
Net change in unrealized appreciation (depreciation) on investments	65,288,826	35,147,037
Net Increase (Decrease) in Net Assets Resulting from Operations	104,474,435	49,636,416
Distributions ($):
Distributions to shareholders:
Class A	(335,026)	(901,623)
Class C	-	(238)
Class I	(401,771)	(732,913)
Class Y	(23,223)	(48,476)
Total Distributions	(760,020)	(1,683,250)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	9,461,079	17,711,916
Class C	163,422	715,583
Class I	11,997,210	20,935,087
Class Y	213,570	941,882
Distributions reinvested:
Class A	314,931	847,239
Class C	-	210
Class I	385,156	700,605
Class Y	19,430	36,142
Cost of shares redeemed:
Class A	(29,365,008)	(104,233,826)
Class C	(5,501,440)	(14,341,047)
Class I	(19,517,600)	(111,672,519)
Class Y	(859,753)	(5,550,332)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(32,689,003)	(193,909,060)
Total Increase (Decrease) in Net Assets	71,025,412	(145,955,894)
Net Assets ($):
Beginning of Period	434,075,004	580,030,898
End of Period	505,100,416	434,075,004

12

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	313,971	726,839
Shares issued for distributions reinvested	10,265	33,185
Shares redeemed	(1,001,251)	(4,229,157)
Net Increase (Decrease) in Shares Outstanding	(677,015)	(3,469,133)
Class Ca,b
Shares sold	6,936	38,096
Shares issued for distributions reinvested	-	13
Shares redeemed	(220,916)	(701,770)
Net Increase (Decrease) in Shares Outstanding	(213,980)	(663,661)
Class Ib
Shares sold	413,900	912,034
Shares issued for distributions reinvested	12,620	27,583
Shares redeemed	(667,959)	(4,593,325)
Net Increase (Decrease) in Shares Outstanding	(241,439)	(3,653,708)
Class Y
Shares sold	7,545	39,010
Shares issued for distributions reinvested	637	1,422
Shares redeemed	(30,555)	(226,571)
Net Increase (Decrease) in Shares Outstanding	(22,373)	(186,139)

[a] During the period ended February 28, 2021, 3,680 Class C shares representing $97,484 were automatically converted to 3,015 Class A shares and during the period ended August 31, 2020, 3,983 Class C shares representing $78,518 were automatically converted to 3,287 Class A shares.

[b] During the period ended February 28, 2021, 1,375 Class Y shares representing $41,097 were exchanged for 1,373 Class A shares. During the period ended August 31, 2020, 22,839 Class A shares representing $506,750 were exchanged to 22,943 Class I shares and 1,066 Class C shares representing $23,892 were exchanged to 883 Class I shares.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2021		Year Ended August 31,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	26.76	24.10	35.32	34.37	31.72	36.97
Investment Operations:
Investment income (loss)—net[a]	.01	.03	.03	(.03)	.03	.03
Net realized and unrealized gain (loss) on investments	6.71	2.70	(4.32)	5.35	4.13	.82
Total from Investment Operations	6.72	2.73	(4.29)	5.32	4.16	.85
Distributions:
Dividends from investment income—net	(.03)	(.07)	-	-	(.01)	-
Dividends from net realized gain on investments	-	-	(6.93)	(4.37)	(1.50)	(6.10)
Total Distributions	(.03)	(.07)	(6.93)	(4.37)	(1.51)	(6.10)
Net asset value, end of period	33.45	26.76	24.10	35.32	34.37	31.72
Total Return (%)[b]	25.13[c]	11.34	(10.64)	16.44	13.28	3.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.15[d]	1.18	1.15	1.16	1.17	1.21
Ratio of net investment income (loss) to average net assets	.06[d]	.13	.12	(.08)	.10	.11
Portfolio Turnover Rate	33.57[c]	91.55	98.59	100.55	104.51	101.68
Net Assets, end of period ($ x 1,000)	338,261	288,719	343,673	484,169	509,761	796,686

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

14

Six Months Ended
February 28, 2021		Year Ended August 31,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	21.97	19.89	30.80	30.70	28.68	34.26
Investment Operations:
Investment (loss)—net[a]	(.09)	(.13)	(.14)	(.25)	(.19)	(.18)
Net realized and unrealized gain (loss) on investments	5.50	2.21	(3.84)	4.72	3.71	.70
Total from Investment Operations	5.41	2.08	(3.98)	4.47	3.52	.52
Distributions:
Dividends from investment income—net	-	(.00)[b]	-	-	-	-
Dividends from net realized gain on investments	-	-	(6.93)	(4.37)	(1.50)	(6.10)
Total Distributions	-	(.00)[b]	(6.93)	(4.37)	(1.50)	(6.10)
Net asset value, end of period	27.38	21.97	19.89	30.80	30.70	28.68
Total Return (%)[c]	24.63[d]	10.46	(11.34)	15.55	12.44	3.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.96[e]	1.97	1.91	1.91	1.92	1.94
Ratio of net investment (loss) to average net assets	(.74)[e]	(.64)	(.65)	(.84)	(.65)	(.62)
Portfolio Turnover Rate	33.57[d]	91.55	98.59	100.55	104.51	101.68
Net Assets, end of period ($ x 1,000)	17,112	18,431	29,892	50,210	62,608	76,886

a Based on average shares outstanding.

b Amount is less than $.00 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
February 28, 2021		Year Ended August 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	26.65	24.00	35.14	34.27	31.64	36.83
Investment Operations:
Investment income—net[a]	.04	.09	.11	.07	.14	.12
Net realized and unrealized gain (loss) on investments	6.68	2.68	(4.32)	5.32	4.11	.81
Total from Investment Operations	6.72	2.77	(4.21)	5.39	4.25	.93
Distributions:
Dividends from investment income—net	(.09)	(.12)	(.00)[b]	(.15)	(.12)	(.02)
Dividends from net realized gain on investments	-	-	(6.93)	(4.37)	(1.50)	(6.10)
Total Distributions	(.09)	(.12)	(6.93)	(4.52)	(1.62)	(6.12)
Net asset value, end of period	33.28	26.65	24.00	35.14	34.27	31.64
Total Return (%)	25.25[c]	11.55	(10.42)	16.74	13.63	4.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	.96	.90	.89	.90	.90
Ratio of net investment income to average net assets	.25[d]	.35	.40	.19	.42	.39
Portfolio Turnover Rate	33.57[c]	91.55	98.59	100.55	104.51	101.68
Net Assets, end of period ($ x 1,000)	143,964	121,710	197,290	507,298	501,821	492,694

a Based on average shares outstanding.

b Amount is less than $.00 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

16

Six Months Ended
February 28, 2021		Year Ended August 31,
Class Y Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	26.69	24.05	35.22	34.34	31.72	36.93
Investment Operations:
Investment income—net[a]	.05	.12	.12	.10	.15	.16
Net realized and unrealized gain (loss) on investments	6.70	2.69	(4.31)	5.33	4.13	.83
Total from Investment Operations	6.75	2.81	(4.19)	5.43	4.28	.99
Distributions:
Dividends from investment income—net	(.13)	(.17)	(.05)	(.18)	(.16)	(.10)
Dividends from net realized gain on investments	-	-	(6.93)	(4.37)	(1.50)	(6.10)
Total Distributions	(.13)	(17)	(6.98)	(4.55)	(1.66)	(6.20)
Net asset value, end of period	33.31	26.69	24.05	35.22	34.34	31.72
Total Return (%)	25.34[b]	11.71	(10.34)	16.84	13.71	4.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[c]	.84	.81	.79	.80	.78
Ratio of net investment income to average net assets	.37[c]	.47	.45	.30	.49	.53
Portfolio Turnover Rate	33.57[b]	91.55	98.59	100.55	104.51	101.68
Net Assets, end of period ($ x 1,000)	5,762	5,215	9,176	15,538	9,137	17,308

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Opportunistic Midcap Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek to surpass the performance of the Russell Midcap® Value Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On February 10, 2021, BNY Mellon Investment Management announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”), portfolio managers responsible for managing the fund’s investments who are employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, will become employees of Newton Investment Management North America, LLC (“Newton”), which, like Mellon, will be an affiliate of the Adviser, and will no longer be employees of Mellon. Consequently, effective as of the Effective Date and subject to the approval of the Company’s Board of Directors (the “Board”), the Adviser will engage Newton to serve as the fund’s sub-adviser, pursuant to a sub-investment advisory agreement between the Adviser and Newton. As the fund’s sub-adviser, Newton will provide the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. It is currently anticipated that the fund’s portfolio managers who are responsible for the day-to-day management of the fund’s investments will continue to manage the fund’s investments as of the Effective Date. It is also currently anticipated that there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increase in the management fee payable by the fund as a result of the engagement of Newton as the fund’s sub-adviser. The Adviser (and not the fund) will pay Newton for its sub-advisory services.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (350 million shares authorized), Class C (125 million shares authorized), Class I (175 million shares authorized) and Class Y (150 million shares

18

authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities

20

and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	490,896,860	-	-	490,896,860
Investment Companies	22,086,941	-	-	22,086,941

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

taxes payable or deferred or those subject to reclaims as of February 28, 2021, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2021, The Bank of New York Mellon earned $3,978 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain

22

events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $30,644,286 available for federal income tax purposes to be applied against future net realized capital

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gains, if any, realized subsequent to August 31, 2020. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2020 was as follows: ordinary income $1,683,250 and long–term capital gains $0. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund's average daily net assets and is payable monthly.

During the period ended February 28, 2021, the Distributor retained $2,173 from commissions earned on sales of the fund’s Class A shares and $121 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2021, Class C shares were charged $67,683 pursuant to the Distribution Plan.

24

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2021, Class A and Class C shares were charged $381,623 and $22,561, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2021, the fund was charged $34,819 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2021, the fund was charged $5,845 pursuant to the custody agreement.

During the period ended February 28, 2021, the fund was charged $7,299 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $292,853, Distribution Plan fees of $10,023, Shareholder Services Plan fees of $68,646, custodian fees of $4,079, Chief Compliance Officer fees of $2,621 and transfer agency fees of $12,669.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2021, amounted to $150,353,065 and $190,558,913, respectively.

At February 28, 2021, accumulated net unrealized appreciation on investments was $125,994,092, consisting of $132,491,612 gross unrealized appreciation and $6,497,520 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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For More Information

BNY Mellon Opportunistic Midcap Value Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DMCVX Class C: DVLCX Class I: DVLIX Class Y: DMCYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0258SA0221

BNY Mellon Opportunistic Small Cap Fund

SEMIANNUAL REPORT February 28, 2021

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2020 through February 28, 2021, as provided by R. Patrick Kent, lead portfolio manager, and James Boyd, portfolio manager.

Market and Fund Performance Overview

For the six-month period ended February 28, 2021, BNY Mellon Opportunistic Small Cap Fund’s Investor shares achieved a total return of 34.88%, Class I shares returned 34.98% and Class Y shares returned 35.04%.1 In comparison, the fund’s benchmark, the Russell 2000® Index (the “Index”), produced a total return of 41.69% for the same period.2

Small-cap stocks gained over the reporting period as government-mandated lockdowns were lifted, and the approval of multiple COVID-19 vaccines were announced. The fund underperformed the Index, mainly due to unfavorable stock selection and sector allocation.

The Fund’s Investment Approach

The fund seeks capital appreciation. The fund normally invests at least 80% of its assets in the stocks of small-cap companies. The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of companies in the Index. Stocks are selected for the fund’s portfolio based primarily on bottom-up fundamental analysis. The fund’s team of portfolio managers uses a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company and the identification of a revaluation trigger. The fund’s portfolio managers invest in securities and sectors that they perceive to be attractive from a valuation and fundamental standpoint.

Stocks Continued to Rebound

During the reporting period, the economy continued to show signs of recovery as government-mandated lockdowns were eased, and COVID-19 vaccines were approved. Retail sales rebounded, and the outlook for manufacturing also improved dramatically. Job creation surged, beating economists’ expectations, and unemployment dropped sharply. Technology and other growth stocks performed particularly well, benefiting from trends, such as e-commerce and working from home, that accelerated during the pandemic.

2

With the approval of multiple COVID-19 vaccines late in November 2020, performance in the market broadened, and more cyclically oriented stocks began to perform better. Returns were supported by interest rates, which remained low, while the stimulus package approved by Congress continued to bolster consumers, small businesses and the economy generally.

As the prospect of the end of the pandemic became more likely, businesses became more confident and increased their capital spending. In addition, inventory shortages began to appear, providing another catalyst to economic growth. Investors began to take more notice of value-oriented stocks toward the end of the reporting period, but growth-oriented stocks continued to perform positively.

Performance Hindered by Two Sector Allocations and Certain Stock Selections

The fund’s outperformance versus the benchmark stemmed primarily from allocation in two sectors and from a few stock selections. An underweight position in the regional banking industry hindered returns, as this industry benefited from the approval of COVID-19 vaccines and from higher interest rates. In addition, an underweight position in the consumer discretionary sector also detracted when this sector surged in response to the approval of COVID-19 vaccines. As for stock selection, a position in Alamos Gold, a gold mining company, hampered performance as shares were hurt by weak gold prices. Shares of Palomar Holdings also contributed negatively to returns as this company was hurt by rising costs. Shares of certain companies were hurt by the market’s rotation from growth-oriented companies to cyclical and value-oriented companies. These included Clarivate, a provider of data related to intellectual property, and Everbridge, a software company. Fund performance was hurt as well by a decision not to own MicroStrategy, whose stock surged when it announced it had invested in bitcoin.

On a more positive note, shares of MP Materials, a rare-earth materials company, contributed positively to returns. Strong demand from battery makers and others, combined with limited supply, proved to be favorable for the company. In addition, the fund’s position in Denali Therapeutics added to returns as this company reported some favorable product testing results. Shares of Darling Ingredients, a maker of biodiesel, also benefited performance.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Seeking Value in Certain Sectors

The fund continues to pivot toward companies that are likely to benefit from the full reopening of the global economy that is expected in 2021. Fiscal and monetary policy remains supportive of markets, but with higher inflation possible, rising interest rates bear watching. The fund will continue to look for stocks that offer discounts to their intrinsic value and are likely to perform well over a 12- to18-month period. These include stocks in cyclical industries as well as in industries that have been especially hard-hit by the pandemic.

March 15, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future.Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Lipper Inc. — The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased, small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees.

Investing in foreign denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic, and social instability, limited company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries.

Small and midsized company stocks tend to be more volatile and less liquid than larger company stocks as these companies are less established and have more volatile earnings histories. A significant overweight or underweight of companies, industries, or market sectors could cause performance to be more or less sensitive to developments affecting those sectors.

The securities discussed should not be considered recommendations to buy or sell a particular security.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Opportunistic Small Cap Fund from September 1, 2020 to February 28, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2021

	Investor Shares	Class I	Class Y
Expense paid per $1,000†	$6.58	$5.59	$4.84
Ending value (after expenses)	$1,348.80	$1,349.80	$1,350.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2021

	Investor Shares	Class I	Class Y
Expense paid per $1,000†	$5.66	$4.81	$4.16
Ending value (after expenses)	$1,019.19	$1,020.03	$1,020.68

†  Expenses are equal to the fund’s annualized expense ratio of 1.13% for Investor Shares, .96% for Class I and .83% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
February 28, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.4%
Automobiles & Components - .6%
Thor Industries	24,998	[a]	2,926,266
Banks - 8.7%
BankUnited	160,683		6,457,850
Essent Group	143,337		5,909,785
First Bancorp	735,121		7,711,419
First Interstate BancSystem, Cl. A	146,954		6,674,651
First Merchants	132,905		5,588,655
Silvergate Capital, Cl. A	31,968	[b]	4,077,838
Synovus Financial	191,499		8,102,323
			44,522,521
Capital Goods - 15.8%
AerCap Holdings	43,555	[b]	2,098,480
EnerSys	77,868		7,029,923
Fluor	314,615	[b]	5,398,793
Gibraltar Industries	79,359	[b]	6,932,009
GrafTech International	769,586		9,104,202
Masonite International	47,870	[b]	5,252,296
Matrix Service	235,432	[b]	3,194,812
Maxar Technologies	133,263	[a]	6,376,635
Raven Industries	155,919		6,112,025
Rexnord	166,759		7,495,817
Titan Machinery	115,250	[b]	2,823,625
Valmont Industries	45,946		10,867,607
Wabash National	164,090		2,720,612
WESCO International	65,034	[b]	5,220,930
			80,627,766
Commercial & Professional Services - 4.7%
ADT	509,605	[a]	3,878,094
Clarivate	132,830	[a,b]	3,021,882
Clean Harbors	57,889	[b]	4,929,248
Covanta Holding	463,858		6,517,205
The Brink's Company	72,736		5,588,307
			23,934,736
Consumer Durables & Apparel - 2.7%
Callaway Golf	251,136	[a,b]	7,019,251
Skyline Champion	148,567	[b]	6,574,090
			13,593,341
Consumer Services - 5.0%
Bloomin‘ Brands	310,549	[b]	7,714,037
Cracker Barrel Old Country Store	15,878	[b]	2,459,026
Houghton Mifflin Harcourt	1,157,631	[b]	7,061,549

6

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Consumer Services - 5.0% (continued)
OneSpaWorld Holdings	217,884	[a,b]	2,377,114
Papa John's International	64,583		5,824,741
			25,436,467
Diversified Financials - 2.4%
PJT Partners, Cl. A	91,212		6,359,301
PRA Group	163,876	[a,b]	6,040,469
			12,399,770
Energy - 2.7%
CNX Resources	604,739	[a,b]	7,625,759
PBF Energy, Cl. A	413,144	[a,b]	5,866,645
			13,492,404
Food & Staples Retailing - 1.2%
The Chefs' Warehouse	200,652	[a,b]	6,248,303
Food, Beverage & Tobacco - .5%
J&J Snack Foods	15,263	[a]	2,423,154
Health Care Equipment & Services - 9.2%
Acadia Healthcare	175,767	[a,b]	9,709,369
AdaptHealth	211,654	[b]	6,512,594
Apria	144,448	[a,b]	3,111,410
Health Catalyst	187,729	[a,b]	9,102,979
Molina Healthcare	17,231	[b]	3,734,992
Omnicell	48,668	[b]	6,175,969
R1 RCM	192,535	[b]	5,321,667
Tabula Rasa HealthCare	84,234	[a,b]	3,415,689
			47,084,669
Insurance - 2.0%
BRP Group, Cl. A	190,886	[b]	5,064,206
The Hanover Insurance Group	44,645		5,149,801
			10,214,007
Materials - 6.1%
Alamos Gold, Cl. A	983,177		6,980,557
Eagle Materials	46,176	[b]	5,789,547
IAMGOLD	1,146,453	[a,b]	3,404,965
Louisiana-Pacific	155,972		7,425,827
MP Materials	175,197	[a,b]	7,363,530
			30,964,426
Media & Entertainment - 4.3%
Cardlytics	43,326	[a,b]	5,737,662
Eventbrite, Cl. A	384,658	[a,b]	7,643,154
EverQuote, Cl. A	176,800	[b]	8,659,664
			22,040,480
Pharmaceuticals Biotechnology & Life Sciences - 8.5%
Alkermes	262,721	[b]	5,002,208

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.5% (continued)
Arena Pharmaceuticals	65,721	[b]	5,280,682
Cerevel Therapeutics Holdings	98,409	[a,b]	1,491,881
FibroGen	60,630	[a,b]	3,033,319
Generation Bio	100,505	[a,b]	3,509,635
PTC Therapeutics	27,342	[b]	1,561,228
Syneos Health	119,743	[b]	9,262,121
Ultragenyx Pharmaceutical	37,203	[a,b]	5,265,713
uniQure	52,939	[b]	1,942,861
Xenon Pharmaceuticals	243,698	[a,b]	4,552,279
Zogenix	108,549	[a,b]	2,302,324
			43,204,251
Real Estate - 3.6%
Colliers International Group	67,893	[a]	7,028,283
CoreSite Realty	54,614	[c]	6,647,070
Redfin	64,339	[a,b]	4,873,036
			18,548,389
Retailing - 1.3%
Party City Holdco	489,038	[b]	3,746,031
Sally Beauty Holdings	167,091	[a,b]	2,690,165
			6,436,196
Semiconductors & Semiconductor Equipment - 1.6%
Diodes	105,845	[b]	8,310,949
Software & Services - 9.0%
ChannelAdvisor	234,140	[a,b]	5,291,564
Cloudera	833,508	[a,b]	13,452,819
Everbridge	46,389	[a,b]	7,108,187
Medallia	208,430	[a,b]	8,414,319
Paya Holdings, CI. A	773,131	[a,b]	9,323,960
Zuora, Cl. A	157,640	[b]	2,353,565
			45,944,414
Technology Hardware & Equipment - 2.3%
ADTRAN	442,660		7,454,394
Ciena	47,276	[b]	2,466,389
Ondas Holdings	147,534	[a,b]	1,839,749
			11,760,532
Transportation - 2.3%
SkyWest	207,632	[b]	11,704,216
Utilities - 2.9%
Clearway Energy, Cl. C	255,278		7,009,934
NextEra Energy Partners	109,478		7,952,482
			14,962,416
Total Common Stocks (cost $371,396,956)			496,779,673

8

Description		Shares		Value ($)
Exchange-Traded Funds - .6%
Registered Investment Companies - .6%
iShares Russell 2000 ETF (cost $3,055,565)		15,292	[a]	3,338,397
	1-Day Yield (%)
Investment Companies - 2.0%
Registered Investment Companies - 2.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,041,526)	0.07	10,041,526	[d]	10,041,526

Investment of Cash Collateral for Securities Loaned - 5.3%
Registered Investment Companies - 5.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $26,996,987)	0.03	26,996,987	[d]	26,996,987
Total Investments (cost $411,491,034)		105.3%		537,156,583
Liabilities, Less Cash and Receivables		(5.3%)		(27,163,072)
Net Assets		100.0%		509,993,511

ETF—Exchange-Traded Fund

aSecurity, or portion thereof, on loan. At February 28, 2021, the value of the fund’s securities on loan was $106,143,554 and the value of the collateral was $110,158,551, consisting of cash collateral of $26,996,987 and U.S. Government & Agency securities valued at $83,161,564.

bNon-income producing security.

cInvestment in real estate investment trust within the United States.

dInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Industrials	22.8
Health Care	17.7
Financials	13.2
Information Technology	12.9
Consumer Discretionary	9.5
Investment Companies	7.9
Materials	6.1
Communication Services	4.3
Real Estate	3.6
Utilities	2.9
Energy	2.7
Consumer Staples	1.7
105.3

† Based on net assets.

See notes to financial statements.

9

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/31/20($)	Purchases($)†	Sales ($)	Value 2/28/21 ($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	7,279,944	90,970,114	(88,208,532)	10,041,526	2.0	5,305
Investment of Cash Collateral for Securities Loaned:††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	25,843,586	32,546,970	(58,390,556)	-	-	43,452†††
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	-	99,636,117	(72,639,130)	26,996,987	5.3	326,468†††
Total	33,123,530	223,153,201	(219,238,28)	37,038,513	7.3	375,225

† Includes reinvested dividends/distributions.

†† Effective November 9, 2020, cash collateral for ssecurities lending was transferred from Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares.

††† Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $106,143,554)—Note 1(c):
Unaffiliated issuers	374,452,521	500,118,070
Affiliated issuers	37,038,513	37,038,513
Receivable for investment securities sold		1,712,148
Dividends and securities lending income receivable		242,637
Receivable for shares of Common Stock subscribed		85,571
Tax reclaim receivable		3,197
Prepaid expenses		31,663
		539,231,799
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		381,913
Liability for securities on loan—Note 1(c)		26,996,987
Payable for investment securities purchased		1,427,392
Payable for shares of Common Stock redeemed		326,578
Directors’ fees and expenses payable		12,676
Other accrued expenses		92,742
		29,238,288
Net Assets ($)		509,993,511
Composition of Net Assets ($):
Paid-in capital		396,562,621
Total distributable earnings (loss)		113,430,890
Net Assets ($)		509,993,511

Net Asset Value Per Share	Investor Shares	Class I	Class Y
Net Assets ($)	311,653,511	29,278,005	169,061,995
Shares Outstanding	8,495,678	792,885	4,572,919
Net Asset Value Per Share ($)	36.68	36.93	36.97

See notes to financial statements.

11

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $14,147 foreign taxes withheld at source):
Unaffiliated issuers	1,375,599
Affiliated issuers	5,305
Income from securities lending—Note 1(c)	369,920
Total Income	1,750,824
Expenses:
Management fee—Note 3(a)	1,645,917
Shareholder servicing costs—Note 3(b)	445,042
Professional fees	51,027
Registration fees	25,954
Directors’ fees and expenses—Note 3(c)	16,183
Prospectus and shareholders’ reports	14,988
Loan commitment fees—Note 2	12,331
Custodian fees—Note 3(b)	8,016
Chief Compliance Officer fees—Note 3(b)	7,299
Miscellaneous	15,953
Total Expenses	2,242,710
Investment (Loss)—Net	(491,886)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	71,229,585
Net change in unrealized appreciation (depreciation) on investments	63,171,798
Net Realized and Unrealized Gain (Loss) on Investments	134,401,383
Net Increase in Net Assets Resulting from Operations	133,909,497

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations ($):
Investment income (loss)—net	(491,886)	1,101,764
Net realized gain (loss) on investments	71,229,585	(28,062,005)
Net change in unrealized appreciation (depreciation) on investments	63,171,798	60,356,865
Net Increase (Decrease) in Net Assets Resulting from Operations	133,909,497	33,396,624
Distributions ($):
Distributions to shareholders:
Investor Shares	(585,218)	(488,150)
Class I	(71,129)	(130,530)
Class Y	(733,824)	(1,251,443)
Total Distributions	(1,390,171)	(1,870,123)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	2,054,871	7,295,543
Class I	6,915,238	6,522,699
Class Y	8,443,372	30,488,985
Distributions reinvested:
Investor Shares	560,658	471,182
Class I	69,780	127,615
Class Y	207,731	378,484
Cost of shares redeemed:
Investor Shares	(21,001,462)	(65,006,607)
Class I	(5,487,428)	(15,634,714)
Class Y	(23,768,866)	(110,254,028)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(32,006,106)	(145,610,841)
Total Increase (Decrease) in Net Assets	100,513,220	(114,084,340)
Net Assets ($):
Beginning of Period	409,480,291	523,564,631
End of Period	509,993,511	409,480,291

13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital Share Transactions (Shares):
Investor Shares[a]
Shares sold	65,267	330,667
Shares issued for distributions reinvested	17,565	17,336
Shares redeemed	(691,012)	(2,590,456)
Net Increase (Decrease) in Shares Outstanding	(608,180)	(2,242,453)
Class Ia
Shares sold	193,701	269,889
Shares issued for distributions reinvested	2,173	4,668
Shares redeemed	(184,281)	(619,659)
Net Increase (Decrease) in Shares Outstanding	11,593	(345,102)
Class Ya
Shares sold	267,094	1,399,059
Shares issued for distributions reinvested	6,461	13,828
Shares redeemed	(783,697)	(4,555,417)
Net Increase (Decrease) in Shares Outstanding	(510,142)	(3,142,530)

[a] During the period ended February 28, 2021, 22,146 Class Y shares representing $762,601 were exchanged for 22,174 Class I shares and during the period ended August 31, 2020, 87,903 Class Y shares representing $2,248,248 were exchanged for 88,901 Class I shares and 718 Class Y shares representing $14,052 were exchanged for 724 Investor shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Investor Shares	February 28, 2021	Year Ended August 31,
(Unaudited)		2020	2019	2018	2017[a]	2016
Per Share Data ($):
Net asset value, beginning of period	27.26	25.18	40.10	36.53	29.66	30.45
Investment Operations:
Investment income (loss)—net[b]	(.05)	.03	.03	(.16)	(.15)	(.05)
Net realized and unrealized gain (loss) on investments	9.54	2.10	(8.16)	8.29	7.16	.43
Total from Investment Operations	9.49	2.13	(8.13)	8.13	7.01	.38
Distributions:
Dividends from investment income—net	(.07)	(.05)	-	-	-	(.10)
Dividends from net realized gain on investments	-	-	(6.79)	(4.56)	(.14)	(1.07)
Total Distributions	(.07)	(.05)	(6.79)	(4.56)	(.14)	(1.17)
Net asset value, end of period	36.68	27.26	25.18	40.10	36.53	29.66
Total Return (%)	34.88[c]	8.44	(19.47)	23.51	23.67	1.34
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13[d]	1.13	1.13	1.09	1.10	1.11
Ratio of net investment income (loss) to average net assets	(.34)[d]	.11	.12	(.43)	(.44)	(.17)
Portfolio Turnover Rate	52.86[c]	95.32	83.97	74.02	84.96	82.01
Net Assets, end of period ($ x 1,000)	311,654	248,201	285,688	635,221	488,507	802,741

a On September 30, 2016, the fund redesignated existing shares as Investor shares.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class I Shares	February 28, 2021	Year Ended August 31,
	(Unaudited)	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	27.45	25.38	40.28	36.60	30.62
Investment Operations:
Investment income (loss)—net[b]	(.02)	.08	.08	(.08)	(.07)
Net realized and unrealized gain (loss) on investments	9.61	2.11	(8.19)	8.32	6.19
Total from Investment Operations	9.59	2.19	(8.11)	8.24	6.12
Distributions:
Dividends from investment income—net	(.11)	(.12)	-	-	-
Dividends from net realized gain on investments	-	-	(6.79)	(4.56)	(.14)
Total Distributions	(.11)	(.12)	(6.79)	(4.56)	(.14)
Net asset value, end of period	36.93	27.45	25.38	40.28	36.60
Total Return (%)	34.98[c]	8.63	(19.31)	23.78	20.02[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	.96	.93	.87	.95[d]
Ratio of net investment income (loss) to average net assets	(.16)[d]	.30	.26	(.20)	(.23)[d]
Portfolio Turnover Rate	52.86[c]	95.32	83.97	74.02	84.96
Net Assets, end of period ($ x 1,000)	29,278	21,448	28,586	72,845	53,194

a From September 30, 2016 (commencement of initial offering) to August 31, 2017.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

16

	Six Months Ended
Class Y Shares	February 28, 2021	Year Ended August 31,
	(Unaudited)	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	27.51	25.44	40.32	36.60	30.62
Investment Operations:
Investment income (loss)—net[b]	(.00)[c]	.11	.11	(.04)	(.01)
Net realized and unrealized gain (loss) on investments	9.62	2.13	(8.20)	8.32	6.13
Total from Investment Operations	9.62	2.24	(8.09)	8.28	6.12
Distributions:
Dividends from investment income—net	(.16)	(.17)	-	-	-
Dividends from net realized gain on investments	-	-	(6.79)	(4.56)	(.14)
Total Distributions	(.16)	(.17)	(6.79)	(4.56)	(.14)
Net asset value, end of period	36.97	27.51	25.44	40.32	36.60
Total Return (%)	35.04[d]	8.81	(19.23)	23.90	20.02[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83[e]	.83	.81	.79	.81[e]
Ratio of net investment income (loss) to average net assets	(.03)[e]	.45	.38	(.12)	(.03)[e]
Portfolio Turnover Rate	52.86[d]	95.32	83.97	74.02	84.96
Net Assets, end of period ($ x 1,000)	169,062	139,832	209,291	585,686	467,673

a From September 30, 2016 (commencement of initial offering) to August 31, 2017.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Opportunistic Small Cap Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On February 10, 2021, BNY Mellon Investment Management announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”), portfolio managers responsible for managing the fund’s investments who are employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, will become employees of Newton Investment Management North America, LLC (“Newton”), which, like Mellon, will be an affiliate of the Adviser, and will no longer be employees of Mellon. Consequently, effective as of the Effective Date and subject to the approval of the Company’s Board of Directors (the “Board”), the Adviser will engage Newton to serve as the fund’s sub-adviser, pursuant to a sub-investment advisory agreement between the Adviser and Newton. As the fund’s sub-adviser, Newton will provide the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. It is currently anticipated that the fund’s portfolio managers who are responsible for the day-to-day management of the fund’s investments will continue to manage the fund’s investments as of the Effective Date. It is also currently anticipated that there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increase in the management fee payable by the fund as a result of the engagement of Newton as the fund’s sub-adviser. The Adviser (and not the fund) will pay Newton for its sub-advisory services.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Investor (200 million shares authorized),

18

Class I (100 million shares authorized) and Class Y shares (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I and Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

20

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	496,779,673	-	-	496,779,673
Exchange-Traded Funds	3,338,397	-	-	3,338,397
Investment Companies	37,038,513	-	-	37,038,513

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2021, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2021, The Bank of New York Mellon earned $48,049 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies

22

worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $77,022,935 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2020. The fund has

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

$47,692,989 of short-term capital losses and $29,329,946 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2020 was as follows: ordinary income $1,870,123. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts, such as recordkeeping and sub-accounting services. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these

24

services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2021, the fund was charged $336,422 pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2021, the fund was charged $39,735 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2021, the fund was charged $8,016 pursuant to the custody agreement.

During the period ended February 28, 2021, the fund was charged $7,299 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $297,686, Shareholder Services Plan fees of $60,736, custodian fees of $7,548, Chief Compliance Officer fees of $2,621 and transfer agency fees of $13,322.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2021, amounted to $224,542,249 and $258,145,906, respectively.

At February 28, 2021, accumulated net unrealized appreciation on investments was $125,665,549, consisting of $136,488,574 gross unrealized appreciation and $10,823,025 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

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29

For More Information

BNY Mellon Opportunistic Small Cap Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Investor: DSCVX Class I: DOPIX Class Y: DSCYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0253SA0221

BNY Mellon Structured Midcap Fund

SEMIANNUAL REPORT February 28, 2021

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2020 through February 28, 2021, as provided by the fund’s primary portfolio managers, Peter D. Goslin, CFA, Syed A. Zamil, CFA, Adam Logan, CFA and Chris Yao, CFA of Mellon Investments Corporation, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended February 28, 2021, BNY Mellon Structured Midcap Fund’s Class A shares produced a total return of 28.33%, Class C shares returned 27.84%, Class I shares returned 28.51% and Class Y shares returned 28.48%.1 In comparison, the fund’s benchmark, the S&P MidCap 400® Index (the “Index”), posted a total return of 30.45% for the same period.2

Mid-cap stocks generally rose over the reporting period, supported by accommodative central bank policies and improving investor sentiment. The fund trailed the Index, mainly due to security selection shortfalls in the real estate and health care sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies included in the Index or the Russell Midcap® Index.

The portfolio managers select stocks through a “bottom-up” structured approach that seeks to identify undervalued securities using a quantitative screening process. When selecting securities, we choose stocks through a disciplined investment process that combines quantitative modeling techniques, fundamental analysis and risk management, and we may invest in stocks with either value or growth characteristics. In selecting securities, we use a proprietary stock-selection model to identify and rank stocks within an industry or sector, based on their value, growth and financial profiles. Based on the fundamental analysis, we generally select the most attractive of the higher-ranked securities and manage risk by diversifying across companies and industries. The fund seeks to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to those of the Index. Finally, within each sector and style subset, the fund will seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

A Tale of Two Markets

After a strong summer rally, volatility crept back into equity markets in September 2020 as increasing COVID-19 infection rates began to concern investors. By October, several countries had begun to reinstitute some degree of behavioral restrictions among residents in order to stem the spread of the virus. In addition, mounting political rhetoric in the U.S. due to the election, renewed trade difficulties between the U.S. and China, and other geopolitical events stoked investor anxiety. However, resolution in the U.S. presidential election and promising progress towards a COVID-19 vaccine during the month of November 2020 helped stocks resurrect their upward momentum.

December 2020 brought vaccine approvals and passage of another U.S. fiscal stimulus package, both of which helped to support the rally. Ten-year U.S. Treasury rates began to rise as market participants anticipated the beginning of a strong global economic recovery. A strong rotation began out of companies that were able to benefit in the COVID-economy, such as technology and growth stocks. Investors began to support COVID-sensitive sectors of the market, which had previously lagged, as well as cyclical areas of the market on the theory that these sectors were offering more attractive valuations and would benefit most from economic reopening. As the stock rally continued and sentiment strengthened, the yield curve continued to steepen on increasing concerns over inflation rates, which could lead to tightening by the U.S. Federal Reserve. This concern stunted the equity rally at the very end of the period, but stocks still produced strong results for the six months.

In this environment, small-cap stocks generally outperformed their mid- and large-cap counterparts.

2

Security Selections Impact Fund Performance

Stock choices in the real estate and health care sectors detracted from relative returns during the period. In real estate, warehouse REIT First Industrial Realty Trust was among the leading detractors from performance. During the period, low growth, higher-yielding REITs, such as First Industrial, trailed the broader market. Utilities company IDACORP was also weighed on results. The Pacific Northwest integrated utility company was penalized by investors for not having high levels of top-line growth. In health care, health care services company Chemed Corporation constrained returns. The company missed revenue growth expectations and was heavily penalized by investors.

Conversely, the fund’s relative performance was helped by successful positioning in the materials and consumer discretionary sectors. Within the materials sector, building materials company Eagle Materials was among the leading contributors to results. Strong housing demand and increased home renovation projects provided demand for the company’s products during the period. In the consumer discretionary sector, outdoor clothing and shoe company Deckers Outdoor bolstered returns. The company has enjoyed strong demand for its products as people turned to outdoor activities in the wake of COVID-19.

From a factor perspective, investors rewarded value during the period. Momentum, quality and dividend-yield performance lagged during the six months.

A Disciplined Approach to Stock Picking

We look to own a broad set of securities which exhibit both attractive valuation and improving fundamentals. The portfolio is risk controlled from a perspective of sector and market capitalization versus the benchmark. We believe the portfolio is well positioned to benefit from the current market environment in the coming year. We take a systematic approach to evaluating securities and building portfolios. This systematic approach has allowed us to create an investment process that participates in rising environments and helps protect capital during times of stress in the marketplace. As a result of this process, the portfolio was modestly overweight the consumer discretionary, energy and communication services sectors as of period end. The portfolio was modestly underweight industrials, consumer staples and materials.

March 15, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future. Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through December 31, 2021, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The S&P MidCap 400® Index provides investors with a benchmark for midsized companies. The index measures the performance of midsized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

Stocks of small- and/or mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Structured Midcap Fund from September 1, 2020 to February 28, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$6.51	$10.73	$5.10	$5.10
Ending value (after expenses)	$1,283.30	$1,278.40	$1,285.10	$1,284.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$5.76	$9.49	$4.51	$4.51
Ending value (after expenses)	$1,019.09	$1,015.37	$1,020.33	$1,020.33

†  Expenses are equal to the fund’s annualized expense ratio of 1.15% for Class A, 1.90% for Class C, .90% for Class I and .90% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
February 28, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 100.0%
Automobiles & Components - 2.2%
Adient	7,910	[a]	293,303
Dana	18,655		444,176
Gentex	12,790		452,510
Harley-Davidson	9,230	[b]	329,234
The Goodyear Tire & Rubber Company	19,690	[a]	330,989
Thor Industries	3,240	[b]	379,274
Visteon	1,000	[a]	127,170
			2,356,656
Banks - 7.6%
Associated Banc-Corp	51,960		1,046,994
Bank OZK	4,260	[b]	175,597
BOK Financial	8,070		694,504
Cathay General Bancorp	32,585	[b]	1,226,499
East West Bancorp	6,530		471,205
Essent Group	10,130		417,660
Glacier Bancorp	2,580		139,836
Home BancShares	14,670		358,535
International Bancshares	9,210		401,372
KeyCorp	22,660		456,372
MGIC Investment	18,400		224,112
New York Community Bancorp	39,260		479,365
Prosperity Bancshares	5,110		375,432
Regions Financial	31,600		651,908
Texas Capital Bancshares	1,540	[a]	117,348
UMB Financial	2,820		237,923
Western Alliance Bancorp	7,830		716,523
			8,191,185
Capital Goods - 12.3%
A.O. Smith	2,030		120,521
Acuity Brands	5,320	[b]	655,956
AGCO	5,450		705,666
Axon Enterprise	1,570	[a]	259,819
Builders FirstSource	4,620	[a]	199,884
Colfax	3,480	[a,b]	154,338
Crane	5,810		487,227
Curtiss-Wright	2,725		301,085
Donaldson	11,080		652,723
Dycom Industries	2,510	[a]	192,216
EMCOR Group	8,605		837,869
EnerSys	4,270		385,496
Fortive	4,050		266,571

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Capital Goods - 12.3% (continued)
Fortune Brands Home & Security	2,690		223,647
GATX	2,870	[b]	273,884
Generac Holdings	3,290	[a]	1,084,252
Hubbell	1,890		335,494
ITT	8,270		686,245
Lennox International	2,150		601,505
Lincoln Electric Holdings	2,240	[b]	264,566
MasTec	6,335	[a,b]	549,561
Nordson	2,300		442,543
Owens Corning	4,460		361,349
Regal Beloit	4,340		593,148
Simpson Manufacturing	3,760		366,450
Stanley Black & Decker	2,300		402,132
Sunrun	3,760	[a,b]	235,301
The Middleby	2,700	[a,b]	395,307
The Timken Company	8,820		691,047
Trex	1,110	[a,b]	101,720
Univar Solutions	8,760	[a]	174,412
Watsco	830	[b]	201,773
			13,203,707
Commercial & Professional Services - 2.4%
ASGN	4,490	[a]	417,435
Clean Harbors	4,800	[a]	408,720
CoreLogic	3,380		286,151
FTI Consulting	1,990	[a]	227,954
Healthcare Services Group	5,200	[b]	147,940
Herman Miller	3,940		151,119
Insperity	2,770		245,699
KAR Auction Services	6,550	[a]	91,111
ManpowerGroup	3,060		288,986
Tetra Tech	2,070		286,426
			2,551,541
Consumer Durables & Apparel - 5.0%
Brunswick	5,210		460,408
Capri Holdings	2,950	[a]	137,677
Carter's	3,230	[a]	269,608
Deckers Outdoor	3,065	[a]	999,527
Helen of Troy	1,110	[a,b]	240,648
Peloton Interactive, Cl. A	2,750	[a]	331,292
Polaris	5,210		613,530
PulteGroup	2,920		131,721
PVH	1,970	[a]	196,921
Tempur Sealy International	19,220		642,140

6

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Consumer Durables & Apparel - 5.0% (continued)
Toll Brothers	4,510		240,924
TopBuild	2,300	[a,b]	437,943
TRI Pointe Group	22,210	[a,b]	421,990
YETI Holdings	4,210	[a,b]	289,522
			5,413,851
Consumer Services - 5.0%
Adtalem Global Education	5,750	[a]	225,975
Caesars Entertainment	8,680	[a]	811,059
Chipotle Mexican Grill	240	[a]	346,080
Churchill Downs	1,040		239,855
Graham Holdings, Cl. B	620		372,515
Grand Canyon Education	4,090	[a]	428,182
Jack in the Box	4,275		437,546
Marriott Vacations Worldwide	1,070	[a]	181,590
Papa John's International	2,810		253,434
Penn National Gaming	6,690	[a,b]	774,568
Planet Fitness, Cl. A	4,170	[a]	358,995
Scientific Games	2,970	[a]	139,085
Service Corp. International	14,730		703,505
Wingstop	1,160		157,934
			5,430,323
Diversified Financials - 3.0%
Evercore, Cl. A	1,120		134,142
FactSet Research Systems	720		218,815
Federated Hermes	10,680		285,370
Interactive Brokers Group, Cl. A	3,180	[b]	230,200
Janus Henderson Group	6,770		197,887
Jefferies Financial Group	14,150		410,916
OneMain Holdings	4,250		199,368
PROG Holdings	3,280		164,000
SEI Investments	16,030		897,680
Stifel Financial	7,115		434,584
			3,172,962
Energy - 2.2%
Antero Midstream	17,900		157,878
ChampionX	10,430	[a]	221,846
Cimarex Energy	4,860		281,831
CNX Resources	9,770	[a]	123,200
Devon Energy	15,460		333,008
EQT	8,040	[a]	143,032
Equitrans Midstream	22,230		160,723
Halliburton	12,360		269,819
Murphy Oil	28,670		468,181

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Energy - 2.2% (continued)
World Fuel Services	6,925		215,229
			2,374,747
Food & Staples Retailing - .8%
BJ's Wholesale Club Holdings	7,210	[a,b]	289,698
Casey's General Stores	1,675	[b]	338,283
Sprouts Farmers Market	11,050	[a,b]	233,265
			861,246
Food, Beverage & Tobacco - 1.2%
Darling Ingredients	5,600	[a]	353,024
Flowers Foods	20,000	[b]	435,000
Ingredion	1,150		103,730
The Boston Beer Company, Cl. A	250	[a]	257,177
The Hain Celestial Group	3,790	[a]	159,862
			1,308,793
Health Care Equipment & Services - 6.1%
Acadia Healthcare	5,330	[a,b]	294,429
Align Technology	680	[a]	385,635
Amedisys	1,820	[a]	461,625
AmerisourceBergen	1,440		145,757
Cantel Medical	2,240		166,387
Chemed	1,370		609,938
DaVita	960	[a]	98,045
Globus Medical, Cl. A	3,350	[a]	209,375
Haemonetics	1,460	[a]	184,690
HealthEquity	1,820	[a,b]	149,877
Hill-Rom Holdings	5,395		575,485
LHC Group	1,600	[a]	290,736
McKesson	600		101,712
Molina Healthcare	2,460	[a]	533,230
Neogen	4,530	[a,b]	371,098
NuVasive	3,110	[a]	187,626
Patterson Companies	4,340	[b]	134,800
Quidel	720	[a,b]	118,267
Steris	4,710		823,308
Teladoc Health	1,550	[a]	342,689
Tenet Healthcare	6,630	[a]	338,263
			6,522,972
Household & Personal Products - .6%
Edgewell Personal Care	2,910		89,017
Nu Skin Enterprises, Cl. A	8,430	[b]	431,447
The Clorox Company	600	[b]	108,630
			629,094

8

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Insurance - 4.7%
Brown & Brown	3,870		177,633
First American Financial	7,880		414,015
Globe Life	5,155		481,477
Kemper	6,390		483,212
Mercury General	2,680		156,512
Old Republic International	26,250		507,412
Primerica	9,950		1,405,238
RenaissanceRe Holdings	1,100		183,678
RLI	3,390		353,713
Selective Insurance Group	6,620		449,035
The Hanover Insurance Group	3,800		438,330
			5,050,255
Materials - 5.4%
Ashland Global Holdings	5,670		476,960
Commercial Metals	16,070		404,160
Domtar	5,790	[a]	214,519
Eagle Materials	4,890	[a]	613,108
Graphic Packaging Holding	17,300		274,551
Ingevity	6,170	[a]	428,692
Louisiana-Pacific	7,520		358,027
Minerals Technologies	6,170		439,489
NewMarket	590		223,598
O-I Glass	16,520	[a]	192,954
Reliance Steel & Aluminum	3,395		448,819
RPM International	9,360		745,430
Silgan Holdings	7,370		276,817
The Chemours Company	12,130	[b]	285,419
U.S. Steel	12,460	[b]	206,961
Worthington Industries	3,935		251,407
			5,840,911
Media & Entertainment - 2.0%
Cable One	200		382,970
Cinemark Holdings	8,930	[a,b]	200,478
DISH Network, Cl. A	4,100	[a]	129,191
Take-Two Interactive Software	560	[a]	103,298
TEGNA	6,020		109,745
The Interpublic Group of Companies	11,980	[b]	312,918
The New York Times Company, Cl. A	10,790		552,124
World Wrestling Entertainment, Cl. A	1,950	[b]	96,330
Yelp	4,370	[a]	164,793
Zillow Group, Cl. C	760	[a]	122,611
			2,174,458

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.1%
Bio-Rad Laboratories, Cl. A	560	[a]	327,320
Bio-Techne	610		220,631
Catalent	2,050	[a]	233,105
Charles River Laboratories International	4,480	[a]	1,281,907
Emergent BioSolutions	2,380	[a,b]	228,480
Exelixis	15,420	[a]	333,997
Jazz Pharmaceuticals	2,280	[a]	383,131
Medpace Holdings	1,590	[a]	258,264
PRA Health Sciences	4,700	[a]	692,827
Repligen	4,220	[a]	896,286
Seagen	1,760	[a]	265,954
Syneos Health	3,610	[a]	279,233
United Therapeutics	680	[a]	113,682
			5,514,817
Real Estate - 9.3%
Brandywine Realty Trust	59,950	[b,c]	733,188
Camden Property Trust	2,260	[c]	235,379
CoreSite Realty	780	[c]	94,934
Corporate Office Properties Trust	30,780	[c]	800,280
Cousins Properties	19,070	[c]	639,608
CyrusOne	1,270	[c]	83,350
EastGroup Properties	3,790	[c]	515,857
First Industrial Realty Trust	30,715	[c]	1,311,838
Healthcare Realty Trust	19,970	[c]	576,334
Highwoods Properties	11,200	[c]	447,552
Lamar Advertising, Cl. A	11,020	[c]	954,222
Life Storage	5,010	[c]	420,339
Omega Healthcare Investors	11,650	[c]	432,681
Physicians Realty Trust	13,110	[c]	222,870
PS Business Parks	6,465	[c]	936,520
Sabra Health Care REIT	14,730	[c]	253,651
Service Properties Trust	18,320	[c]	235,229
Urban Edge Properties	24,680	[b,c]	407,220
Weingarten Realty Investors	20,290	[c]	515,163
WP Carey	2,860	[c]	196,024
			10,012,239
Retailing - 4.3%
AutoNation	3,780	[a,b]	283,576
Dick's Sporting Goods	4,870		347,572
Five Below	1,390	[a,b]	258,707
Foot Locker	5,400	[b]	259,686
Kohl's	9,400	[a]	519,350
Lithia Motors, Cl. A	1,290		482,395

10

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Retailing - 4.3% (continued)
Murphy USA	1,530		190,715
Nordstrom	3,820	[a,b]	139,239
Ollie's Bargain Outlet Holdings	3,330	[a,b]	275,324
Pool	620		207,557
RH	1,100	[a]	539,407
Urban Outfitters	4,950	[a]	167,805
Wayfair, Cl. A	1,310	[a,b]	378,564
Williams-Sonoma	4,540	[b]	596,057
			4,645,954
Semiconductors & Semiconductor Equipment - 4.3%
Brooks Automation	4,200		349,272
Cirrus Logic	3,830	[a]	313,217
CMC Materials	2,050		349,525
Cree	2,840	[a]	322,226
Enphase Energy	580	[a]	102,115
First Solar	3,980	[a,b]	322,460
MKS Instruments	2,340		385,866
Monolithic Power Systems	2,250		842,670
Qorvo	860	[a]	150,268
Semtech	5,680	[a]	416,401
SolarEdge Technologies	1,600	[a,b]	477,296
Synaptics	2,340	[a,b]	313,630
Teradyne	2,030		261,078
			4,606,024
Software & Services - 7.7%
ACI Worldwide	3,140	[a]	120,136
Alliance Data Systems	3,670		354,155
CACI International, Cl. A	2,185	[a]	483,628
Ceridian HCM Holding	1,480	[a,b]	132,697
Concentrix	2,170	[a]	268,017
DocuSign	1,290	[a]	292,391
Fair Isaac	1,480	[a]	677,174
HubSpot	790	[a]	406,850
InterDigital	3,800		240,806
J2 Global	2,560	[a,b]	285,133
KBR	12,575		389,825
Leidos Holdings	2,375		210,069
Liveramp Holdings	1,760	[a]	111,162
Manhattan Associates	3,160	[a]	388,522
Medallia	10,310	[a]	416,215
Nuance Communications	7,470	[a]	333,162
Palo Alto Networks	1,030	[a]	369,059
Paylocity Holding	1,050	[a]	200,749

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 100.0% (continued)
Software & Services - 7.7% (continued)
PTC	4,640	[a]	635,402
Qualys	2,460	[a,b]	239,014
Splunk	1,960	[a]	280,300
Teradata	6,800	[a,b]	272,680
Twilio, Cl. A	980	[a]	385,022
WEX	3,880	[a,b]	808,398
			8,300,566
Technology Hardware & Equipment - 3.7%
Arrow Electronics	3,620	[a]	362,941
Avnet	12,510		476,256
Ciena	11,900	[a]	620,823
Cognex	6,430		531,054
II-VI	4,820	[a,b]	406,326
Jabil	2,950		127,352
Lumentum Holdings	4,130	[a,b]	371,700
NCR	12,540	[a]	435,890
NETSCOUT Systems	5,450	[a,b]	153,799
SYNNEX	2,170		193,477
Trimble	3,950	[a]	292,853
			3,972,471
Telecommunication Services - .3%
Iridium Communications	3,250	[a]	124,508
Telephone & Data Systems	5,580		99,826
U.S. Cellular	4,250	[a]	125,078
			349,412
Transportation - 1.5%
Avis Budget Group	4,960	[a]	275,528
Kansas City Southern	470		99,800
Old Dominion Freight Line	1,140		244,838
Ryder System	2,060		139,606
Werner Enterprises	4,430		190,136
XPO Logistics	5,430	[a]	633,138
			1,583,046
Utilities - 3.3%
Black Hills	10,100		597,516
DTE Energy	3,660		430,855
IDACORP	8,975		774,004
MDU Resources Group	17,375		488,237
NorthWestern	2,560		149,709
ONE Gas	7,140		478,166
Public Service Enterprise Group	3,450		185,714

12

Description		Shares		Value ($)
Common Stocks - 100.0% (continued)
Utilities - 3.3% (continued)
Spire		6,360		422,431
				3,526,632
Total Common Stocks (cost $84,573,255)				107,593,862
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $252,812)	0.07	252,812	[d]	252,812

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $142,733)	0.03	142,733	[d]	142,733
Total Investments (cost $84,968,800)		100.3%		107,989,407
Liabilities, Less Cash and Receivables		(.3%)		(333,972)
Net Assets		100.0%		107,655,435

aNon-income producing security.

bSecurity, or portion thereof, on loan. At February 28, 2021, the value of the fund’s securities on loan was $16,189,651 and the value of the collateral was $16,692,142, consisting of cash collateral of $142,733 and U.S. Government & Agency securities valued at $16,549,409.

cInvestment in real estate investment trust within the United States.

dInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	16.6
Industrials	16.1
Information Technology	15.8
Financials	15.2
Health Care	11.2
Real Estate	9.3
Materials	5.4
Utilities	3.3
Consumer Staples	2.6
Communication Services	2.3
Energy	2.2
Investment Companies	.3
100.3

† Based on net assets.

See notes to financial statements.

13

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/31/20($)	Purchases($)†	Sales ($)	Value 2/28/21($)	Net Assets(%)	Dividends/ Distributions($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	360,413	9,355,609	(9,463,210)	252,812.2		160
Investment of Cash Collateral for Securities Loaned:††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	1,189,990	1,742,361	(2,932,351)	-	-	2,198†††
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	-	3,078,393	(2,935,660)	142,733.1		5,478†††
Total	1,550,403	14,176,363	(15,331,221)	395,545.3		7,836

† Includes reinvested dividends/distributions.

†† Effective November 9, 2020, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred GovernmentPlus Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund, SLShares.

††† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securitites to financial statements.

See notes to financial statements.

14

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $16,189,651)—Note 1(c):
Unaffiliated issuers	84,573,255	107,593,862
Affiliated issuers	395,545	395,545
Dividends and securities lending income receivable		109,457
Receivable for shares of Common Stock subscribed		15,515
Prepaid expenses		24,749
		108,139,128
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		59,920
Payable for shares of Common Stock redeemed		174,903
Liability for securities on loan—Note 1(c)		142,733
Directors’ fees and expenses payable		2,887
Other accrued expenses		103,250
		483,693
Net Assets ($)		107,655,435
Composition of Net Assets ($):
Paid-in capital		77,730,221
Total distributable earnings (loss)		29,925,214
Net Assets ($)		107,655,435

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	74,449,225	2,611,539	29,875,408	719,263
Shares Outstanding	2,428,452	101,373	951,533	23,053
Net Asset Value Per Share ($)	30.66	25.76	31.40	31.20

See notes to financial statements.

15

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $52 foreign taxes withheld at source):
Unaffiliated issuers	805,414
Affiliated issuers	160
Income from securities lending—Note 1(c)	7,676
Total Income	813,250
Expenses:
Management fee—Note 3(a)	379,829
Shareholder servicing costs—Note 3(c)	209,267
Professional fees	49,787
Registration fees	30,380
Custodian fees—Note 3(c)	19,847
Distribution fees—Note 3(b)	11,134
Prospectus and shareholders’ reports	7,474
Chief Compliance Officer fees—Note 3(c)	7,299
Directors’ fees and expenses—Note 3(d)	4,007
Loan commitment fees—Note 2	2,355
Miscellaneous	12,517
Total Expenses	733,896
Less—reduction in expenses due to undertaking—Note 3(a)	(179,870)
Net Expenses	554,026
Investment Income—Net	259,224
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,405,227
Net change in unrealized appreciation (depreciation) on investments	16,935,392
Net Realized and Unrealized Gain (Loss) on Investments	25,340,619
Net Increase in Net Assets Resulting from Operations	25,599,843

See notes to financial statements.

16

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations ($):
Investment income—net	259,224	567,064
Net realized gain (loss) on investments	8,405,227	(481,029)
Net change in unrealized appreciation (depreciation) on investments	16,935,392	(1,664,345)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,599,843	(1,578,310)
Distributions ($):
Distributions to shareholders:
Class A	(293,326)	(3,461,274)
Class C	-	(286,033)
Class I	(201,605)	(1,839,840)
Class Y	(5,262)	(174,801)
Total Distributions	(500,193)	(5,761,948)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,683,818	4,166,953
Class C	15,357	128,111
Class I	930,427	9,171,526
Class Y	64,438	1,938,347
Distributions reinvested:
Class A	267,798	3,209,481
Class C	-	243,578
Class I	191,900	1,748,107
Class Y	4,667	163,186
Cost of shares redeemed:
Class A	(7,209,414)	(17,181,368)
Class C	(1,435,636)	(3,050,517)
Class I	(7,880,885)	(28,309,089)
Class Y	(363,345)	(3,933,273)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(13,730,875)	(31,704,958)
Total Increase (Decrease) in Net Assets	11,368,775	(39,045,216)
Net Assets ($):
Beginning of Period	96,286,660	135,331,876
End of Period	107,655,435	96,286,660

17

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	60,290	176,744
Shares issued for distributions reinvested	9,430	121,339
Shares redeemed	(266,192)	(722,327)
Net Increase (Decrease) in Shares Outstanding	(196,472)	(424,244)
Class Ca
Shares sold	689	6,098
Shares issued for distributions reinvested	-	10,904
Shares redeemed	(63,286)	(151,447)
Net Increase (Decrease) in Shares Outstanding	(62,597)	(134,445)
Class Ib
Shares sold	34,549	365,933
Shares issued for distributions reinvested	6,601	64,698
Shares redeemed	(277,320)	(1,118,849)
Net Increase (Decrease) in Shares Outstanding	(236,170)	(688,218)
Class Y
Shares sold	2,271	72,049
Shares issued for distributions reinvested	162	6,132
Shares redeemed	(12,580)	(160,317)
Net Increase (Decrease) in Shares Outstanding	(10,147)	(82,136)

[a]During the period ended February 28, 2021, 3,020 Class C shares representing $74,271 were automatically converted to 2,539 Class A shares and during the period ended August 31, 2020, 1,114 Class C shares representing $21,497 were automatically converted to 940 Class A shares

[b] During the period ended August 31, 2020, 3,301 Class A shares representing $84,527 were exchanged for 3,224 Class I shares.
See notes to financial statements.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	February 28, 2021	Year Ended August 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	23.99	25.33	32.17	31.03	27.43	28.21
Investment Operations:
Investment income—net[a]	.06	.11	.08	.02	.04	.23
Net realized and unrealized gain (loss) on investments	6.73	(.25)	(3.92)	4.23	3.78	1.43
Total from Investment Operations	6.79	(.14)	(3.84)	4.25	3.82	1.66
Distributions:
Dividends from investment income—net	(.12)	(.10)	(.01)	(.02)	(.22)	-
Dividends from net realized gain on investments	-	(1.10)	(2.99)	(3.09)	-	(2.44)
Total Distributions	(.12)	(1.20)	(3.00)	(3.11)	(.22)	(2.44)
Net asset value, end of period	30.66	23.99	25.33	32.17	31.03	27.43
Total Return (%)[b]	28.33[c]	(1.01)	(11.12)	13.96	13.95	6.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.56[d]	1.55	1.36	1.42	1.32	1.29
Ratio of net expenses to average net assets	1.15[d]	1.21	1.25	1.25	1.25	1.25
Ratio of net investment income to average net assets	.46[d]	.47	.29	.07	.13	.87
Portfolio Turnover Rate	40.22[c]	85.49	78.15	66.61	63.25	71.27
Net Assets, end of period ($ x 1,000)	74,449	62,966	77,249	105,934	98,978	108,588

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class C Shares	February 28, 2021	Year Ended August 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	20.15	21.52	28.06	27.59	24.42	25.55
Investment Operations:
Investment income (loss)—net[a]	(.03)	(.06)	(.10)	(.17)	(.16)	.03
Net realized and unrealized gain (loss) on investments	5.64	(.21)	(3.45)	3.73	3.37	1.28
Total from Investment Operations	5.61	(.27)	(3.55)	3.56	3.21	1.31
Distributions:
Dividends from investment income—net	-	-	-	-	(.04)	-
Dividends from net realized gain on investments	-	(1.10)	(2.99)	(3.09)	-	(2.44)
Total Distributions	-	(1.10)	(2.99)	(3.09)	(.04)	(2.44)
Net asset value, end of period	25.76	20.15	21.52	28.06	27.59	24.42
Total Return (%)[b]	27.84[c]	(1.82)	(11.76)	13.14	13.14	5.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.23[d]	2.13	2.09	1.99	1.98	2.00
Ratio of net expenses to average net assets	1.90[d]	1.96	2.00	1.97	1.97	1.99
Ratio of net investment income (loss) to average net assets	(.30)[d]	(.30)	(.44)	(.62)	(.59)	.13
Portfolio Turnover Rate	40.22[c]	85.49	78.15	66.61	63.25	71.27
Net Assets, end of period ($ x 1,000)	2,612	3,304	6,422	10,949	25,077	31,817

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

20

Six Months Ended
Class I Shares	February 28, 2021	Year Ended August 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	24.59	25.95	32.90	31.67	28.02	28.73
Investment Operations:
Investment income—net[a]	.10	.17	.15	.10	.12	.31
Net realized and unrealized gain (loss) on investments	6.89	(.26)	(4.00)	4.32	3.87	1.45
Total from Investment Operations	6.99	(.09)	(3.85)	4.42	3.99	1.76
Distributions:
Dividends from investment income—net	(.18)	(.17)	(.11)	(.10)	(.34)	(.03)
Dividends from net realized gain on investments	-	(1.10)	(2.99)	(3.09)	-	(2.44)
Total Distributions	(.18)	(1.27)	(3.10)	(3.19)	(.34)	(2.47)
Net asset value, end of period	31.40	24.59	25.95	32.90	31.67	28.02
Total Return (%)	28.51[b]	(.80)	(10.88)	14.24	14.28	6.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14[c]	1.10	1.01	1.06	1.03	1.09
Ratio of net expenses to average net assets	.90[c]	.96	1.00	1.00	.99	1.00
Ratio of net investment income to average net assets	.70[c]	.70	.55	.31	.39	1.15
Portfolio Turnover Rate	40.22[b]	85.49	78.15	66.61	63.25	71.27
Net Assets, end of period ($ x 1,000)	29,875	29,205	48,674	80,835	64,572	62,094

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Y Shares	February 28, 2021	Year Ended August 31,
(Unaudited)		2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	24.44	25.89	32.86	31.62	28.02	28.75
Investment Operations:
Investment income—net[a]	.10	.17	.19	.15	.16	.33
Net realized and unrealized gain (loss) on investments	6.84	(.27)	(4.02)	4.32	3.86	1.48
Total from Investment Operations	6.94	(.10)	(3.83)	4.47	4.02	1.81
Distributions:
Dividends from investment income—net	(.18)	(.25)	(.15)	(.14)	(.42)	(.10)
Dividends from net realized gain on investments	-	(1.10)	(2.99)	(3.09)	-	(2.44)
Total Distributions	(.18)	(1.35)	(3.14)	(3.23)	(.42)	(2.54)
Net asset value, end of period	31.20	24.44	25.89	32.86	31.62	28.02
Total Return (%)	28.48[b]	(.77)	(10.82)	14.43	14.39	6.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04[c]	.96	.90	.86	.86	.87
Ratio of net expenses to average net assets	.90[c]	.96	.90	.86	.86	.87
Ratio of net investment income to average net assets	.71[c]	.70	.66	.47	.52	1.24
Portfolio Turnover Rate	40.22[b]	85.49	78.15	66.61	63.25	71.27
Net Assets, end of period ($ x 1,000)	719	811	2,986	4,851	15,265	14,073

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Structured Midcap Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek long-term capital growth. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Investments Corporation (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-investment adviser.

On February 10, 2021, BNY Mellon Investment Management announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”), portfolio managers responsible for managing the fund’s investments as employees of the Sub-Adviser will become employees of Newton Investment Management North America, LLC (“Newton”), which, like the Sub-Adviser, will be an affiliate of the Adviser, and will no longer be employees of the Sub-Adviser. Consequently, effective as of the Effective Date and subject to the approval of the Company’s Board of Directors (the “Board”), the Adviser will engage Newton to serve as the fund’s sub-adviser, pursuant to a sub-investment advisory agreement between the Adviser and Newton, replacing the Sub-Adviser. As the fund’s sub-adviser, Newton will provide the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. It is currently anticipated that the fund’s portfolio managers who are responsible for the day-to-day management of the fund’s investments will continue to manage the fund’s investments as of the Effective Date. It is also currently anticipated that there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increase in the management fee payable by the fund as a result of the engagement of Newton as the fund’s sub-adviser. As is the case under the sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (and not the fund) will pay Newton for its sub-advisory services. The rate of sub-investment advisory fee payable by the Adviser to Newton will be the same as that currently payable by the Adviser to the Sub-Adviser pursuant to the respective sub-investment advisory agreements. In

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

addition, all other material terms and conditions of the proposed sub-investment advisory agreement between the Adviser and Newton will be substantially similar to those of the sub-investment advisory agreement between the Adviser and the Sub-Adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized), and Class Y (150 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

24

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	107,593,862	-	-	107,593,862

26

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)(continued)
Investments In Securities:†(continued)
Investment Companies	395,545	-	-	395,545

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2021, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2021, The Bank of New York Mellon earned $1,099 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and

28

net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2020 was as follows: ordinary income $595,743 and long-term capital gains $5,166,205. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser, has

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contractually agreed, from September, 1, 2020 through December 31, 2021, to waive receipt of its fees and/or assume the direct expenses of the fund, so that direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the fund’s average daily net assets. On or after December 31, 2021, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $179,870 during the period ended February 28, 2021.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the sub-investment advisory fee is payable monthly by the Adviser, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

 Average Net Assets
 0 up to $100 million .25%
 $100 million up to $1 billion .20%
 $1 billion up to $1.5 billion .16%
 In excess of $1.5 billion .10%

During the period ended February 28, 2021, the Distributor retained $335 from commissions earned on sales of the fund’s Class A shares and $77 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2021, Class C shares were charged $11,134 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2021, Class A and Class C shares were charged $84,252 and $3,711, respectively, pursuant to the Shareholder Services Plan.

30

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2021, the fund was charged $15,990 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2021, the fund was charged $19,847 pursuant to the custody agreement.

During the period ended February 28, 2021, the fund was charged $7,299 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $62,677, Distribution Plan fees of $1,547, Shareholder Services Plan fees of $14,921, custodian fees of $9,621, Chief Compliance Officer fees of $2,621 and transfer agency fees of $5,804, which are offset against an expense reimbursement currently in effect in the amount of $37,271.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2021, amounted to $40,197,436 and $53,938,407, respectively.

At February 28, 2021, accumulated net unrealized appreciation on investments was $23,020,607, consisting of $24,783,859 gross unrealized appreciation and $1,763,252 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

32

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33

For More Information

BNY Mellon Structured Midcap Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser
Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108-4408

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DPSAX Class C: DPSCX Class I: DPSRX Class Y: DPSYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0936SA0221

BNY Mellon Technology Growth Fund

SEMIANNUAL REPORT February 28, 2021

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from September 1, 2020 through February 28, 2021, as provided by Erik A. Swords and Justin Sumner, CFA, Portfolio Managers.

Market and Fund Performance Overview

For the six-month period ended February 28, 2021, BNY Mellon Technology Growth Fund’s Class A shares produced a total return of 13.37%, Class C shares returned 12.94%, Class I shares returned 13.50% and Class Y shares returned 13.54%.1 In comparison, the fund’s benchmarks, the NYSE® Technology Index and the S&P 500® Index, produced total returns of 18.68% and 9.75%, respectively, over the same period.2,3

Equities gained ground as the economy continued to recover and COVID-19 vaccines were approved. The fund underperformed the NYSE® Technology Index primarily due to need to reduce exposure to a high-performing stock. Certain other stock selections also detracted from returns.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of growth companies of any size that BNY Mellon Investment Adviser, Inc. believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the fund’s assets may be invested in foreign securities. In choosing stocks, the fund looks for technology companies with the potential for strong earnings or revenue growth rates. The fund’s investment process centers on a multidimensional approach that looks for opportunities across emerging growth, cyclical or stable growth companies.

Technology Stocks Continued to Rebound

During the reporting period, the economy continued to show signs of recovery as government-mandated lockdowns were eased and COVID-19 vaccines were approved. Retail sales rebounded, and the outlook for manufacturing also improved dramatically. Job creation surged, beating economists’ expectations, and unemployment dropped sharply.

Markets continued to rebound as hope for a COVID-19 vaccine took hold. Technology and other growth stocks performed well, benefiting from trends, such as e-commerce and working from home, that accelerated during the pandemic.

With the approval of multiple COVID-19 vaccines late in 2020, performance in the market broadened, and more cyclically oriented stocks began to perform better. Returns were supported by interest rates, which remained low, while the stimulus package approved by Congress continued to bolster consumers, small businesses and the economy generally.

As the prospect of the end of the pandemic became more likely, businesses became more confident and increased their capital spending. In addition, inventory shortages began to appear, providing another catalyst to economic growth. Investors began to take more notice of value-oriented stocks toward the end of the reporting period, but growth-oriented stocks continued to perform positively.

Technology stocks performed well throughout the period, but rising long-term interest rates late in the period produced some volatility. A pullback occurred among some growth-oriented stocks that had elevated valuations.

Stock Selections Drove Performance

Returns were hindered somewhat by certain stock selections. The fund’s position in Tesla was the largest detractor from returns, but this was due largely to its strong performance, which it necessitated trimming the holding to avoid concentrating too much of the fund in one stock. As a result of this trimming, the fund’s position in Tesla was much smaller than the stock’s share of the NYSE®

2

Technology Index, causing the fund’s performance to lag as Tesla’s stock price continued to rise. While the holding contributed positively to performance on an absolute basis, it detracted from performance on a relative basis. In addition, the fund’s decision not to own Baidu, a Chinese internet company, proved detrimental when the company announced that it was entering the electric vehicle business. Shares of Alibaba Group Holding, ADR, a Chinese e-commerce company, also detracted from performance. The company was hurt by a decision not to spin off Ant Group, which resulted when Alibaba founder Jack Ma criticized the Chinese government policy. The Chinese government also began to consider applying antitrust law to online industries, which also weighed on Alibaba’s stock price. An underweight position in semiconductor equipment manufacturers such as Lam Research and Applied Materials detracted from returns as well. This industry was expected to be hindered by U.S. restrictions on purchases of this equipment by China, but these restrictions proved to be less detrimental than feared.

On a more positive note, the fund’s performance was helped by a variety of holdings. Positions in Snap, a social media company, and JD.com, ADR, a Chinese e-commerce company contributed positively to returns. Shares of semiconductor companies performed well, boosted by trends in 5G and electric vehicles as well as strong demand for personal computers and file computing. While software companies generally lagged the Index, the fund’s selections, including Square, Slack Technologies, HubSpot and Twilio, were advantageous.

Post COVID-19, Technology Should Continue to Benefit from Long-term Trends

While long-term technological trends have been driving the performance of technology companies, with COVID-19 the momentum has accelerated. Even as the pandemic wanes, all businesses will find it increasingly necessary to accelerate the digital transformation of their operations, and trends such as the internet of things, electric vehicles and 5G telecommunications will continue to drive demand. More broadly, these technologies are infiltrating all industries worldwide, suggesting that a strong pace of growth will continue.

March 15, 2021

1 DUE TO RECENT MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE DIFFERENT THAN THE FIGURES SHOWN. Investors should note that the fund’s short-term performance is highly unusual, in part to unusually favorable market conditions, and is unlikely to be repeated or consistently achieved in the future. Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: Bloomberg L.P. — The NYSE®Technology Index is an equal-dollar-weighted index designed to objectively represent the technology sector by holding 35 of the leading U.S. technology-related companies. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The technology sector has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenue and/or earnings tend to be less predictable, and some companies may be experiencing significant losses.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

3

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Technology Growth Fund from September 1, 2020 to February 28, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$6.14	$10.24	$4.92	$4.55
Ending value (after expenses)	$1,133.70	$1,129.40	$1,135.00	$1,135.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended February 28, 2021

	Class A	Class C	Class I	Class Y
Expense paid per $1,000†	$5.81	$9.69	$4.66	$4.31
Ending value (after expenses)	$1,019.04	$1,015.17	$1,020.18	$1,020.53

†  Expenses are equal to the fund’s annualized expense ratio of 1.16% for Class A, 1.94% for Class C, .93% for Class I and .86% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

STATEMENT OF INVESTMENTS
February 28, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Alternative Carriers - .3%
Bandwidth, Cl. A	8,596	[a,b]	1,361,262
Application Software - 14.1%
Adobe	27,317	[b]	12,556,805
Datadog, Cl. A	57,695	[b]	5,504,680
Everbridge	19,520	[a,b]	2,991,050
HubSpot	13,740	[b]	7,076,100
Medallia	73,540	[a,b]	2,968,810
OneConnect Financial Technology, ADR	49,341	[a,b]	899,486
salesforce.com	71,040	[b]	15,380,160
Splunk	55,196	[b]	7,893,580
Zoom Video Communications, CI. A	31,355	[b]	11,714,542
			66,985,213
Automobile Manufacturers - 3.5%
NIO, ADR	130,656	[a,b]	5,981,432
Tesla	15,990	[b]	10,801,245
			16,782,677
Data Processing & Outsourced Services - 4.5%
PayPal Holdings	37,021	[b]	9,619,907
Square, Cl. A	52,093	[b]	11,982,953
			21,602,860
Holding Companies-Divers - 1.6%
Figure Acquisition Corp I	546,529	[b]	5,793,207
Ribbit LEAP	149,305	[b]	2,023,083
			7,816,290
Interactive Media & Services - 10.8%
Alphabet, Cl. C	8,290	[b]	16,885,569
Facebook, Cl. A	47,210	[b]	12,162,240
Pinterest, Cl. A	48,870	[b]	3,937,945
Snap, Cl. A	275,184	[b]	18,068,581
			51,054,335
Internet & Direct Marketing Research - 11.8%
Alibaba Group Holding, ADR	53,024	[b]	12,606,986
Amazon.com	5,205	[b]	16,098,701
JD.com, ADR	222,326	[b]	20,869,742
MercadoLibre	3,929	[b]	6,436,134
			56,011,563
Internet Services & Infrastructure - 5.2%
BASE	31,400	[a,b]	3,131,310
Shopify, Cl. A	7,907	[b]	10,128,630
Snowflake, Cl. A	13,698	[b]	3,555,179
Twilio, Cl. A	20,167	[b]	7,923,211
			24,738,330

5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Movies & Entertainment - .6%
Roku	7,142	[b]	2,824,518
Semiconductor Equipment - 5.5%
Applied Materials	30,191		3,568,274
Lam Research	39,647		22,487,382
			26,055,656
Semiconductors - 25.8%
Diodes	84,841	[b]	6,661,715
Marvell Technology Group	292,309		14,112,678
Microchip Technology	74,202		11,325,451
Micron Technology	218,331	[b]	19,983,836
NVIDIA	34,244		18,785,574
NXP Semiconductors	44,652		8,151,223
Qualcomm	120,328		16,387,470
Taiwan Semiconductor Manufacturing, ADR	214,924		27,067,529
			122,475,476
Systems Software - 8.9%
Crowdstrike Holdings, CI. A	35,955	[b]	7,766,280
Microsoft	63,249		14,697,803
Proofpoint	25,111	[b]	3,036,422
ServiceNow	31,013	[b]	16,544,195
			42,044,700
Technology Hardware, Storage & Equipment - 3.6%
Apple	140,039		16,981,129
Trucking - 3.0%
Uber Technologies	272,117	[b]	14,082,055
Total Common Stocks (cost $274,470,839)			470,816,064

6

Description	1-Day Yield (%)	Shares		Value ($)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,052,921)	0.07	4,052,921	[c]	4,052,921

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,215,084)	0.03	2,215,084	[c]	2,215,084
Total Investments (cost $280,738,844)		100.5%		477,084,069
Liabilities, Less Cash and Receivables		(.5%)		(2,533,531)
Net Assets		100.0%		474,550,538

ADR—American Depository Receipt

aSecurity, or portion thereof, on loan. At February 28, 2021, the value of the fund’s securities on loan was $11,046,990 and the value of the collateral was $11,907,428, consisting of cash collateral of $2,215,084 and U.S. Government & Agency securities valued at $9,692,344.

bNon-income producing security.

cInvestment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	67.6
Consumer Discretionary	15.3
Communication Services	11.6
Industrials	3.0
Diversified	1.7
Investment Companies	1.3
100.5

† Based on net assets.

See notes to financial statements.

7

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 8/31/20 ($)	Purchases ($)†	Sales ($)	Value 2/28/21 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Class	10,242,835	56,130,553	(62,320,467)	4,052,921.8		3,541
Investment of Cash Collateral for Securities Loaned:††
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	4,698,453	20,885,269	(25,583,722)	-	-	237†††
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares	-	23,879,158	(21,664,074)	2,215,084.5		20,250†††
Total	14,941,288	100,894,980	(109,568,263)	6,268,005	1.3	24,028

† Includes reinvested dividends/distributions.

†† Effective November 9, 2020, cash collateral for securities lending was transferred from Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares to Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares.

††† Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $11,046,990)—Note 1(c):
Unaffiliated issuers	274,470,839	470,816,064
Affiliated issuers	6,268,005	6,268,005
Cash denominated in foreign currency	46,344	46,764
Receivable for investment securities sold		3,884,307
Receivable for shares of Common Stock subscribed		186,945
Dividends and securities lending income receivable		70,378
Prepaid expenses		57,563
		481,330,026
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		405,277
Payable for investment securities purchased		3,866,162
Liability for securities on loan—Note 1(c)		2,215,084
Payable for shares of Common Stock redeemed		182,613
Directors’ fees and expenses payable		10,003
Other accrued expenses		100,349
		6,779,488
Net Assets ($)		474,550,538
Composition of Net Assets ($):
Paid-in capital		211,512,150
Total distributable earnings (loss)		263,038,388
Net Assets ($)		474,550,538

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	430,482,292	6,468,686	37,238,485	361,075
Shares Outstanding	6,470,146	158,230	474,816	4,574.43
Net Asset Value Per Share ($)	66.53	40.88	78.43	78.93

See notes to financial statements.

9

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2021 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $50,812 foreign taxes withheld at source):
Unaffiliated issuers	594,948
Affiliated issuers	3,541
Income from securities lending—Note 1(c)	20,487
Total Income	618,976
Expenses:
Management fee—Note 3(a)	1,660,840
Shareholder servicing costs—Note 3(c)	698,175
Professional fees	53,447
Registration fees	35,227
Prospectus and shareholders’ reports	34,494
Distribution fees—Note 3(b)	25,975
Directors’ fees and expenses—Note 3(d)	17,919
Loan commitment fees—Note 2	11,601
Chief Compliance Officer fees—Note 3(c)	7,299
Custodian fees—Note 3(c)	5,532
Miscellaneous	8,066
Total Expenses	2,558,575
Investment (Loss)—Net	(1,939,599)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	72,041,125
Net realized gain (loss) on forward foreign currency exchange contracts	(5,922)
Net Realized Gain (Loss)	72,035,203
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(13,889,019)
Net Realized and Unrealized Gain (Loss) on Investments	58,146,184
Net Increase in Net Assets Resulting from Operations	56,206,585

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Operations ($):
Investment (loss)—net	(1,939,599)	(868,317)
Net realized gain (loss) on investments	72,035,203	22,462,955
Net change in unrealized appreciation (depreciation) on investments	(13,889,019)	153,013,846
Net Increase (Decrease) in Net Assets Resulting from Operations	56,206,585	174,608,484
Distributions ($):
Distributions to shareholders:
Class A	(22,761,810)	(39,504,163)
Class C	(606,583)	(1,756,487)
Class I	(1,615,487)	(2,647,199)
Class Y	(16,077)	(22,507)
Total Distributions	(24,999,957)	(43,930,356)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	15,795,272	20,794,708
Class C	486,750	904,566
Class I	8,145,401	7,311,730
Class Y	-	29,250
Distributions reinvested:
Class A	20,884,848	36,473,417
Class C	598,396	1,442,943
Class I	1,577,915	2,584,614
Class Y	15,280	21,032
Cost of shares redeemed:
Class A	(26,698,805)	(47,818,771)
Class C	(2,429,729)	(5,482,762)
Class I	(4,007,947)	(13,475,812)
Increase (Decrease) in Net Assets from Capital Stock Transactions	14,367,381	2,784,915
Total Increase (Decrease) in Net Assets	45,574,009	133,463,043
Net Assets ($):
Beginning of Period	428,976,529	295,513,486
End of Period	474,550,538	428,976,529

11

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	247,696	466,068
Shares issued for distributions reinvested	326,887	963,121
Shares redeemed	(423,260)	(1,126,535)
Net Increase (Decrease) in Shares Outstanding	151,323	302,654
Class Ca
Shares sold	12,066	33,024
Shares issued for distributions reinvested	15,215	59,406
Shares redeemed	(60,433)	(187,940)
Net Increase (Decrease) in Shares Outstanding	(33,152)	(95,510)
Class Ib
Shares sold	110,302	139,490
Shares issued for distributions reinvested	20,964	58,539
Shares redeemed	(54,860)	(268,118)
Net Increase (Decrease) in Shares Outstanding	76,406	(70,089)
Class Y
Shares sold	-	595
Shares issued for distributions reinvested	201	474
Net Increase (Decrease) in Shares Outstanding	201	1,069

[a] During the period ended February 28, 2021, 6,897 Class C shares representing $269,562 were automatically converted to 4,327 Class A shares and during the period ended August 31, 2020, 1,354 Class C shares representing $39,993 were automatically converted to 938 Class A shares.

[b] During the period ended August 31, 2020, 1,831 Class A shares representing $97,980 were exchanged for 1,574 Class I shares.
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2021		Year Ended August 31,
Class A Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	62.07	43.75	59.03	49.66	42.56	40.03
Investment Operations:
Investment (loss)—net[a]	(.28)	(.12)	(.07)	(.18)	(.18)	(.21)
Net realized and unrealized gain (loss) on investments	8.42	25.25	(3.93)	14.40	11.13	5.32
Total from Investment Operations	8.14	25.13	(4.00)	14.22	10.95	5.11
Distributions:
Dividends from net realized gain on investments	(3.68)	(6.81)	(11.28)	(4.85)	(3.85)	(2.58)
Net asset value, end of period	66.53	62.07	43.75	59.03	49.66	42.56
Total Return (%)[b]	13.37[c]	67.36	(4.38)	30.67	28.34	13.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.16[d]	1.20	1.20	1.22	1.26	1.28
Ratio of net expenses to average net assets	1.16[d]	1.20	1.20	1.22	1.26	1.28
Ratio of net investment (loss) to average net assets	(.88)[d]	(.28)	(.15)	(.34)	(.40)	(.53)
Portfolio Turnover Rate	40.91[c]	70.24	69.92	49.14	58.27	37.76
Net Assets, end of period ($ x 1,000)	430,482	392,204	263,227	310,110	246,693	214,185

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2021	Year Ended August 31,
Class C Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	39.59	30.51	45.44	39.52	34.92	33.55
Investment Operations:
Investment (loss)—net[a]	(.32)	(.30)	(.29)	(.47)	(.43)	(.44)
Net realized and unrealized gain (loss) on investments	5.29	16.19	(3.36)	11.24	8.88	4.39
Total from Investment Operations	4.97	15.89	(3.65)	10.77	8.45	3.95
Distributions:
Dividends from net realized gain on investments	(3.68)	(6.81)	(11.28)	(4.85)	(3.85)	(2.58)
Net asset value, end of period	40.88	39.59	30.51	45.44	39.52	34.92
Total Return (%)[b]	12.94[c]	66.16	(5.10)	29.74	27.30	12.27
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.94[d]	1.96	1.92	1.96	2.07	2.10
Ratio of net expenses to average net assets	1.94[d]	1.96	1.92	1.96	2.07	2.09
Ratio of net investment (loss) to average net assets	(1.66)[d]	(1.03)	(.88)	(1.14)	(1.21)	(1.34)
Portfolio Turnover Rate	40.91[c]	70.24	69.92	49.14	58.27	37.76
Net Assets, end of period ($ x 1,000)	6,469	7,576	8,754	13,692	24,060	24,544

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

14

	Six Months Ended
	February 28, 2021	Year Ended August 31,
Class I Shares	(Unaudited)	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	72.48	49.88	65.30	54.34	46.09	43.05
Investment Operations:
Investment income (loss)—net[a]	(.24)	(.03)	.04	(.07)	(.06)	(.12)
Net realized and unrealized gain (loss) on investments	9.87	29.44	(4.18)	15.88	12.16	5.74
Total from Investment Operations	9.63	29.41	(4.14)	15.81	12.10	5.62
Distributions:
Dividends from net realized gain on investments	(3.68)	(6.81)	(11.28)	(4.85)	(3.85)	(2.58)
Net asset value, end of period	78.43	72.48	49.88	65.30	54.34	46.09
Total Return (%)	13.50[b]	67.73	(4.16)	30.97	28.69	13.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[c]	.98	.96	.99	1.00	1.03
Ratio of net expenses to average net assets	.93[c]	.98	.96	.99	1.00	1.03
Ratio of net investment income (loss) to average net assets	(.66)[c]	(.05)	.08	(.11)	(.13)	(.27)
Portfolio Turnover Rate	40.91[b]	70.24	69.92	49.14	58.27	37.76
Net Assets, end of period ($ x 1,000)	37,238	28,877	23,367	34,742	19,572	17,675

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	February 28, 2021	Year Ended August 31,
Class Y Shares	(Unaudited)	2020	2019	2018	2017[a]
Per Share Data ($):
Net asset value, beginning of period	72.90	50.08	65.48	54.40	46.16
Investment Operations:
Investment income (loss)—net[b]	(.22)	.03	.14	.01	.00[c]
Net realized and unrealized gain (loss) on investments	9.93	29.60	(4.26)	15.92	12.09
Total from Investment Operations	9.71	29.63	(4.12)	15.93	12.09
Distributions:
Dividends from net realized gain on investments	(3.68)	(6.81)	(11.28)	(4.85)	(3.85)
Net asset value, end of period	78.93	72.90	50.08	65.48	54.40
Total Return (%)	13.54[d]	67.91	(4.11)	31.16	28.63[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86[e]	.88	.89	.85	.89[e]
Ratio of net expenses to average net assets	.86[e]	.88	.89	.85	.89[e]
Ratio of net investment income (loss) to average net assets	(.58)[e]	.05	.26	.02	.01[e]
Portfolio Turnover Rate	40.91[d]	70.24	69.92	49.14	58.27
Net Assets, end of period ($ x 1,000)	361	319	165	14	12

a From September 30, 2016 (commencement of initial offering) to August 31, 2017.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Technology Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering nine series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

On February 10, 2021, BNY Mellon Investment Management announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur, subject to regulatory requirements, in the third quarter of 2021 (the “Effective Date”), portfolio managers responsible for managing the fund’s investments who are employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, will become employees of Newton Investment Management North America, LLC (“Newton”), which, like Mellon, will be an affiliate of the Adviser, and will no longer be employees of Mellon. Consequently, effective as of the Effective Date and subject to the approval of the Company’s Board of Directors (the “Board”), the Adviser will engage Newton to serve as the fund’s sub-adviser, pursuant to a sub-investment advisory agreement between the Adviser and Newton. As the fund’s sub-adviser, Newton will provide the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. It is currently anticipated that the fund’s portfolio managers who are responsible for the day-to-day management of the fund’s investments will continue to manage the fund’s investments as of the Effective Date. It is also currently anticipated that there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increase in the management fee payable by the fund as a result of the engagement of Newton as the fund’s sub-adviser. The Adviser (and not the fund) will pay Newton for its sub-advisory services.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized),

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class I (250 million shares authorized), and Class Y (150 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in

18

active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	470,816,064	-	-	470,816,064
Investment Companies	6,268,005	-	-	6,268,005

† See Statement of Investments for additional detailed categorizations, if any.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

20

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2021, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2021, The Bank of New York Mellon earned $1,463 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable

22

provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2021, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2020 was as follows: long-term capital gains $43,930,356. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. Prior to September 30, 2020, the Citibank Credit Facility was $927 million with Tranche A available in an amount equal to $747 million and Tranche B available in an amount equal to $180 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2021, the fund did not borrow under the Facilities.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended February 28, 2021, the Distributor retained $16,094 from commissions earned on sales of the fund’s Class A shares and $1,113 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended February 28, 2021, Class C shares were charged $25,975 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2021, Class A and Class C shares were charged $503,344 and $8,658, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of

24

amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2021, the fund was charged $56,140 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2021, the fund was charged $5,532 pursuant to the custody agreement.

During the period ended February 28, 2021, the fund was charged $7,299 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $287,828, Distribution Plan fees of $3,948, Shareholder Services Plan fees of $88,390, custodian fees of $3,543, Chief Compliance Officer fees of $2,621 and transfer agency fees of $18,947.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward foreign currency exchange contracts (“forward contracts”), during the period ended February 28, 2021, amounted to $176,703,291 and $183,136,765, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Each type of derivative instrument that was held by the fund during the period ended February 28, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At February 28, 2021, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended February 28, 2021:

Average Market Value ($)
Forward contracts	17,129

At February 28, 2021, accumulated net unrealized appreciation on investments was $196,345,225, consisting of $198,862,013 gross unrealized appreciation and $2,516,788 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

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For More Information

BNY Mellon Technology Growth Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: DTGRX Class C: DTGCX Class I: DGVRX Class Y: DTEYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0255SA0221

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Advantage Funds, Inc.

By:         /s/ David DiPetrillo

              David DiPetrillo

              President (Principal Executive Officer)

Date:      April 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ David DiPetrillo

              David DiPetrillo

              President (Principal Executive Officer)

Date:      April 26, 2021

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      April 26, 2021

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)